UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Daily Money Class	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Capital Reserves Class	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Fidelity Tax-Free Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/14	% of fund's investments 10/31/13	% of fund's investments 4/30/13
1 - 7	70.8	70.0	71.7
8 - 30	3.7	2.4	5.4
31 - 60	6.2	4.5	8.6
61 - 90	4.4	1.2	4.5
91 - 180	10.4	6.9	7.6
> 180	4.5	15.0	2.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/14	10/31/13	4/30/13
Tax-Exempt Fund	34 Days	54 Days	28 Days
All Tax-Free Money Market Funds Average*	30 Days	41 Days	27 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/14	10/31/13	4/30/13
Tax-Exempt Fund	34 Days	55 Days	28 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Variable Rate Demand Notes (VRDNs) 59.4%	Variable Rate Demand Notes (VRDNs) 60.6%
Other Municipal Debt 34.1%	Other Municipal Debt 32.6%
Investment Companies 6.1%	Investment Companies 6.6%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities) 0.2%

Current and Historical Seven-Day Yields

	4/30/14	1/31/14	10/31/13	7/31/13	4/30/13
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2014, the most recent period shown in the table, would have been -0.58% for Daily Money Class, -0.84% for Capital Reserves Class and -0.33% for Fidelity Tax-Free Money Market Fund.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	$ 9,495	$ 9,495
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.14% 5/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.12% 5/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.11% 5/2/14, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	23,700	23,700
		47,050
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.12% 5/7/14, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.12% 5/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.13% 5/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
		72,130
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,605	8,605
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 B, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	16,200	16,200
Series 2009 F, 0.11% 5/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.: - continued
(Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	$ 4,515	$ 4,515
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.15% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.13% 5/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.12% 5/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Series ROC II R 11980 X, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Series WF 09 40C, 0.14% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	4,970	4,970
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,715	6,715
		150,560
California - 2.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2007 A2, 0.12% 5/7/14, LOC Union Bank NA, VRDN (c)	11,800	11,800
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,430	9,430
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.1% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,410	5,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN Series Putters 3878 Q, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,000	$ 2,000
Series 2011 B, 0.1% 5/7/14, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	6,000	6,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.15% 5/7/14, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.1% 5/7/14, LOC Citibank NA, VRDN (c)	46,460	46,460
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.13% 5/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.16% 5/7/14, LOC Bank of America NA, VRDN (c)	10,335	10,335
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.1% 5/7/14, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	22,050	22,050
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series WF 08 29C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,985	7,985
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.11% 5/7/14, LOC Freddie Mac, VRDN (c)	7,900	7,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.1% 5/7/14, LOC Bank of America NA, VRDN (c)	10,125	10,125
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,000	$ 10,000
Series Putters 3365, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		226,025
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,600	5,600
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.23% 5/7/14, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		67,965
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 5/7/14, VRDN (c)	3,500	3,500
Series 1999 A, 0.29% 5/7/14, VRDN (c)	3,000	3,000
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	12,320	12,320
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.12% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
		22,820
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.135% 5/7/14, LOC Freddie Mac, VRDN (c)	$ 3,500	$ 3,500
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,025	12,025
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
(The AARP Foundation Proj.) Series 2004, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	2,900	2,900
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,800	3,800
(Washington Drama Society, Inc. Proj.) Series 2008, 0.15% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	14,500	14,500
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2006 A, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
		72,700
Florida - 2.1%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.1% 5/7/14, LOC Freddie Mac, VRDN (c)	6,640	6,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.12% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,695	2,695
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	21,840	21,840
Series MS 3059, 0.12% 5/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 5,500	$ 5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.12% 5/7/14, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.12% 5/7/14, LOC Fannie Mae, VRDN (c)	6,900	6,900
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,960	4,960
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.13% 5/7/14, LOC Northern Trust Co., VRDN (c)	10,400	10,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.15% 5/7/14, LOC Bank of America NA, VRDN (c)	8,100	8,100
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.13% 5/7/14, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,300	1,300
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.12% 5/7/14, LOC Freddie Mac, VRDN (c)	5,050	5,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 30,005	$ 30,005
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.1% 5/7/14, LOC Fannie Mae, VRDN (c)	3,315	3,315
		208,250
Georgia - 3.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.15% 5/7/14, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,100	5,100
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.14% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,021	10,021
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.09% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	43,140	43,140
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,050	10,050
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.13% 5/1/14, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	146,215	146,215
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	31,950	31,950
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.):
Series 2008 A, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	19,100	19,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.): - continued
Series 2008 B, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	$ 11,500	$ 11,500
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.11% 5/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
		386,026
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,400	12,400
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
Series 2009 B, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	10,900	10,900
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.13% 5/7/14, LOC Freddie Mac, VRDN (c)	7,700	7,700
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		38,550
Illinois - 7.2%
Chicago Board of Ed. Series 2000 B, 0.12% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	40,485	40,485
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.15% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,600	12,600
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.11% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	38,400	38,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.17% 5/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	18,545	18,545
Series 2004 A2, 0.17% 5/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	35,520	35,520
Series 2004 A3, 0.14% 5/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,085	2,085
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Rev. (Morton Arboretum Proj.) 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	$ 42,000	$ 42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.13% 5/7/14, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.13% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,500	12,500
Series 2008 B2, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Series 2008 C, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,240	10,240
(Illinois College Proj.) 0.11% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,560	6,560
(Museum of Science & Industry Proj.) Series 2009 C, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.15% 5/7/14, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,320	8,320
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.11% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	45,000	45,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	9,900	9,900
(Saint Xavier Univ. Proj.) Series 2008, 0.14% 5/7/14, LOC Bank of America NA, VRDN (c)	6,445	6,445
(Spertus Institute of Jewish Studies Proj.) 0.1% 5/7/14, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.09% 5/7/14, LOC PNC Bank NA, VRDN (c)	7,300	7,300
(Trinity Int'l. Univ. Proj.) Series 2009, 0.13% 5/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,300	9,300
Participating VRDN:
Series EGL 06 115, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN: - continued
Series EGL 06 118, Class A, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 12,570	$ 12,570
Series Putters 3288Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2007 F, 0.11% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	22,800	22,800
Series 2011 B, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Gen. Oblig.:
Series 2003 B, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
Series 2003 B3, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,900	5,900
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,345	16,345
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.13% 5/7/14, LOC Freddie Mac, VRDN (c)	17,050	17,050
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.12% 5/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.11% 5/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	30,000	30,000
Series 2007 A-2A, 0.11% 5/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Series 2007 A1, 0.11% 5/7/14, LOC Citibank NA, VRDN (c)	57,100	57,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,940	1,940
Series 2008, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	35,885	35,885
		713,150
Indiana - 2.3%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,400	22,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 11,505	$ 11,505
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.11% 5/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	28,550	28,550
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.2% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2008 B, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Series 2008 E, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	15,200	15,200
Series 2008 H, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2008 I, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,130	9,130
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.1% 5/7/14, VRDN (c)	12,200	12,200
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.1% 5/7/14, LOC PNC Bank NA, VRDN (c)	19,835	19,835
Series 2008, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.12% 5/7/14, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,925	8,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.14% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 2,400	$ 2,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		231,630
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.12% 5/7/14, LOC Union Bank NA, VRDN (c)	8,670	8,670
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 5/7/14, VRDN (c)	18,500	18,500
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.12% 5/1/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		31,170
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	21,600	21,600
Louisville & Jefferson County Series 2011 A, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,600	15,600
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,565	4,565
		46,765
Louisiana - 1.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.16% 5/7/14, LOC Bank of America NA, VRDN (c)	$ 10,800	$ 10,800
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.33% 5/7/14, VRDN (c)	15,200	15,200
Series 2010 B1, 0.3% 5/7/14, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	21,600	21,600
Series 2010, 0.11% 5/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.11% 5/7/14, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		176,150
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.15% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.12% 5/7/14, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.12% 5/7/14, LOC Union Bank NA, VRDN (c)	8,600	8,600
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	20,100	20,100
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.14% 5/7/14, LOC Bank of America NA, VRDN (c)	3,650	3,650
		41,750
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.15% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	21,000	21,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series RBC O 72, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 8,540	$ 8,540
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		38,740
Michigan - 1.7%
Central Michigan Univ. Rev. Series 2008 A, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,200	6,200
Grand Traverse County Hosp. Series 2011 B, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	18,275	18,275
Michigan Bldg. Auth. Rev. Series 2007 I, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
Michigan Fin. Auth. Rev. Series 2012 C, 0.11% 5/7/14, LOC Citibank NA, VRDN (c)	7,000	7,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.1% 5/1/14, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	51,100	51,100
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,610	16,610
Series 2008 B2, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,725	23,725
Participating VRDN Series ROC II R 11676, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	19,295	19,295
		165,255
Minnesota - 0.6%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.1% 5/7/14, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.12% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	16,975	16,975
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,400	$ 3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.12% 5/7/14, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.13% 5/7/14, LOC Freddie Mac, VRDN (c)	7,115	7,115
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.12% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,000	10,000
		57,480
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.15% 5/7/14, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		35,175
Missouri - 0.6%
Missouri Health & Edl. Facilities Series 2013 B, 0.11% 5/1/14, LOC Bank of America NA, VRDN (c)	5,200	5,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.1% 5/7/14, VRDN (c)	15,300	15,300
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
RBC Muni. Products, Inc. Trust Participating VRDN: - continued
Series RBC E 47, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 5,800	$ 5,800
St. Charles County Pub. Wtr. Sup Series 2011, 0.12% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,595	18,595
		63,150
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,510	31,510
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,510
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.11% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.11% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	4,000	4,000
Series 2008 D3, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.11% 5/7/14, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	57,075	57,075
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.1% 5/7/14, LOC Union Bank NA, VRDN (c)	2,700	2,700
Series 2008 B, 0.13% 5/7/14, LOC Union Bank NA, VRDN (c)	41,550	41,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 22,295	$ 22,295
Series 2009 B, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,695	13,695
		209,235
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.26% 5/7/14, VRDN (c)	7,100	7,100
New Mexico - 2.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	208,955	208,955
New York - 9.4%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.21% 5/7/14, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.08% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	4,805	4,805
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14045, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.11% 5/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,000	4,000
Series 2004 H6, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	16,095	16,095
Series 2004 H8, 0.11% 5/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E3, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	15,290	15,290
Series 2012 G3, 0.12% 5/7/14 (Liquidity Facility Citibank NA), VRDN (c)	86,000	86,000
Series 2013 A4, 0.11% 5/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.: - continued
Series 2008 E, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 5,600	$ 5,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.27% 5/7/14, LOC RBS Citizens NA, VRDN (c)	47,995	47,995
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.12% 5/7/14, LOC Freddie Mac, VRDN (c)	10,100	10,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.09% 5/7/14, LOC Fannie Mae, VRDN (c)	19,000	19,000
Series 2009 A, 0.12% 5/7/14, LOC Freddie Mac, VRDN (c)	12,800	12,800
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.3% 5/7/14, LOC RBS Citizens NA, VRDN (c)	7,405	7,405
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.1% 5/7/14, LOC Lloyds Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.13% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.13% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,400	6,400
Series EGL 06 69 Class A, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11635, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11930, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Series 2009 BB2, 0.11% 5/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	12,300	12,300
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2001 A, 0.09% 5/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 12,900	$ 12,900
Series 2013 A, 0.11% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,750	8,750
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.15% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	120,375	120,375
(College of New Rochelle Proj.) Series 2008, 0.19% 5/7/14, LOC RBS Citizens NA, VRDN (c)	5,000	5,000
(Fordham Univ. Proj.) Series 2008 A2, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	36,650	36,650
(Univ. of Rochester Proj.) Series 2008 A1, 0.08% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
Series EGL 07 0066, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series EGL 07 96, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,485	20,485
Series ROC II R 11535, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.13% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.13% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	6,095	6,095
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	7,600	7,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.12% 5/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	$ 2,800	$ 2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,000	12,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.08% 5/7/14, LOC Fannie Mae, VRDN (c)	37,300	37,300
Series 2009 A, 0.1% 5/7/14, LOC Freddie Mac, VRDN (c)	25,200	25,200
Series 2009 B, 0.09% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,535	12,535
Series 2010 A, 0.1% 5/7/14, LOC Freddie Mac, VRDN (c)	10,200	10,200
Series 2013 A:
0.08% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,700	6,700
0.11% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.1% 5/7/14, LOC Bank of America NA, VRDN (c)	11,600	11,600
Series 2003 M1, 0.1% 5/7/14, LOC Bank of America NA, VRDN (c)	26,335	26,335
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.1% 5/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,000	15,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,600	13,600
Series 2005 D1, 0.13% 5/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,300	8,300
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3685, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Westchester County Indl. Agcy. Rev. Series 2001, 0.3% 5/7/14, LOC RBS Citizens NA, VRDN (c)	6,290	6,290
		932,575
North Carolina - 1.4%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.1% 5/7/14, LOC Bank of America NA, VRDN (c)	8,900	8,900
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, 0.12% 5/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.12% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 14,700	$ 14,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.13% 5/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,475	5,475
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
(High Point Univ. Rev.) Series 2006, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3331, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,580	5,580
Participating VRDN:
Series RBC O 39, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,900	1,900
Series ROC II R 11806, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.14% 5/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	11,900	11,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 5,255	$ 5,255
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		141,740
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	2,040	2,040
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	14,280	14,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.28% 5/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,700	2,700
Lancaster Port Auth. Gas Rev. 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	14,105	14,105
Middletown Hosp. Facilities Rev. Series 2008 A, 0.09% 5/7/14, LOC PNC Bank NA, VRDN (c)	4,200	4,200
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.32% 5/7/14, VRDN (c)	6,200	6,200
Series B, 0.17% 5/7/14, VRDN (c)	13,600	13,600
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
		96,750
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.1% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 8,000	$ 8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.12% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	51,000	51,000
		66,000
Pennsylvania - 2.5%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	4,205	4,205
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	7,745	7,745
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	4,600	4,600
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	2,000	2,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.13% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,430	1,430
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	1,450	1,450
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	5,560	5,560
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.13% 5/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,000	9,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.25% 5/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,530	22,530
Series 2008 A2, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.09% 5/7/14, LOC PNC Bank NA, VRDN (c)	13,300	13,300
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	8,600	8,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Haverford Township School District Series 2009, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	$ 900	$ 900
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	6,535	6,535
Lower Merion School District Series 2009 B, 0.11% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,800	6,800
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	10,520	10,520
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,855	2,855
Series ROC II R 11505, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 14070, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	4,000	4,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	6,250	6,250
(Marywood Univ. Proj.) Series 2005 A, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	4,155	4,155
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.12% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	31,525	31,525
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.43% 5/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,825	4,825
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.13% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	6,060	6,060
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	23,050	23,050
Ridley School District Series 2009, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	7,935	7,935
Series 2009 C, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	1,070	1,070
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	$ 18,625	$ 18,625
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	5,820	5,820
Wilkes Barre Gen. Oblig. Series 2004 B, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	650	650
		243,865
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,250	12,250
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.15% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,965	2,965
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	6,000	6,000
(Rhode Island School of Design Proj.) Series 2008 A, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,300	11,300
(Roger Williams Univ. Proj.) Series 2008 B, 0.1% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	20,125	20,125
		52,640
South Carolina - 0.5%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.11% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.15% 5/1/14, VRDN (c)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		45,025
Tennessee - 1.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.16% 5/7/14, LOC Bank of America NA, VRDN (c)	1,400	1,400
Series 2003, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2004, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	$ 1,725	$ 1,725
Series 2005, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	17,300	17,300
Series 2008, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	33,400	33,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.1% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,870	3,870
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	16,955	16,955
Series 2004, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	21,060	21,060
Series 2006, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	10,100	10,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
Series Putters 2631, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		133,510
Texas - 4.7%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.12% 5/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (c)	8,695	8,695
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,665	4,665
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,840	16,840
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 4,925	$ 4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.17% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.12% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 D3, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	1,100	1,100
(Mermann Health Sys. Proj.) Series 2013 C, 0.11% 5/7/14, VRDN (c)	17,700	17,700
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	7,700	7,700
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.33% 5/1/14, VRDN (c)	36,800	36,800
Houston Arpt. Sys. Rev. Series 2010, 0.11% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series WF 11 44C, 0.14% 5/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,000	4,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series Putters 4719, 0.12% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,905	4,905
Series ROC II R 11885X, 0.14% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series 2004 B3, 0.11% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	31,200	31,200
Series 2004 B4, 0.11% 5/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Judson Independent School District Participating VRDN Series MS 06 1859, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 3,940	$ 3,940
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,270	7,270
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.33% 5/1/14, VRDN (c)	4,100	4,100
Series 2010 B, 0.33% 5/1/14, VRDN (c)	3,500	3,500
Series 2010 C, 0.33% 5/1/14, VRDN (c)	17,800	17,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.1% 5/7/14 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.1% 5/7/14 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	34,695	34,695
Series RBC E 27, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	20,000	20,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series RBC 075, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,395	5,395
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 D, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.09% 5/7/14, LOC PNC Bank NA, VRDN (c)	29,000	29,000
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	2,150	2,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 10,570	$ 10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.14% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Series RBC O 71, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,255	12,255
		465,230
Utah - 0.2%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.11% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,310	5,310
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.08% 5/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	335	335
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		17,345
Virginia - 0.7%
Albemarle County Indl. Dev. Auth. 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,450	3,450
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.09% 5/7/14, LOC Bank of New York, New York, VRDN (c)	8,925	8,925
Series 2008 D2, 0.1% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,555	4,555
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.18% 5/7/14, LOC Bank of America NA, VRDN (c)	7,705	7,705
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series MS 06 1860, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 11,795	$ 11,795
Series Putters 3036, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,825	5,825
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	11,000	11,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.13% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		70,070
Washington - 1.4%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,030	17,030
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,315	3,315
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.14% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,920	8,920
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.17% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series BA 1212, 0.14% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	$ 11,565	$ 11,565
Series Clipper 05 39, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.15% 5/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.14% 5/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,825	5,825
Series Putters 3856, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.12% 5/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.12% 5/7/14, LOC Freddie Mac, VRDN (c)	19,640	19,640
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.11% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.13% 5/7/14, LOC Fannie Mae, VRDN (c)	3,750	3,750
		143,645
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.13% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,800	11,800
Series 2009 B, 0.12% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,300	23,300
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.11% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	22,500	22,500
		57,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 12,400	$ 12,400
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	15,870	15,870
		52,485
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.21% 5/7/14, VRDN (c)	2,600	2,600
Series 1994, 0.11% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,850
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,887,521)		5,887,521
Other Municipal Debt - 34.1%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,700	1,700
Alaska - 0.4%
Anchorage Gen. Oblig.:
Series 2014 B1, 0.1% 5/1/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series A1, 0.09% 7/29/14, LOC Wells Fargo Bank NA, CP	5,000	5,000
TAN 0.5% 9/16/14	22,400	22,435
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	6,800	6,809
		42,244
Arizona - 0.6%
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/14	1,475	1,487
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Corp. Series 2011 B1, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	5,100	5,115
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	$ 15,500	$ 15,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2011, 4% 7/1/14	5,000	5,032
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.08% 5/15/14, CP	13,100	13,100
		63,574
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	5,200	5,250
California - 7.3%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.08% 5/1/14, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/14	5,000	5,000
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	11,200	11,200
California Gen. Oblig.:
RAN:
Series 2013 A1, 2% 5/28/14	99,700	99,832
Series 2013 A2, 2% 6/23/14	102,400	102,663
Series 2011 A2, 0.08% 6/4/14, LOC Royal Bank of Canada, CP	12,950	12,950
California Infra Eco Dev. Bank Rev. Bonds 0.11%, tender 4/1/15 (c)	27,000	27,000
California School Cash Reserve Prog. Auth. TRAN Series 2014 L, 2% 10/1/14	4,700	4,737
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,415	8,415
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	30,500	30,554
Los Angeles County Gen. Oblig. TRAN 2% 6/30/14	65,600	65,796
Los Angeles Gen. Oblig. TRAN:
2% 5/1/14	66,100	66,100
2% 6/26/14	74,595	74,803
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	18,400	18,432
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,800	5,800
Sacramento Muni. Util. District Elec. Rev.:
Series L 1, 0.07% 5/1/14, LOC Barclays Bank PLC, CP	13,000	13,000
Series L1, 0.08% 5/1/14, LOC Barclays Bank PLC, CP	53,000	53,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	$ 7,600	$ 7,623
San Diego Unified School District TRAN Series 2013 A2, 2% 6/30/14	9,700	9,729
San Francisco City & County Gen. Oblig. Bonds Series 2013 A, 4% 6/15/14	4,400	4,421
San Francisco City & County Unified School District TRAN Series 2013 A, 2% 8/14/14	35,000	35,183
San Francisco County Trans. Auth. Series 2004 A, 0.09% 8/7/14, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	5,900	5,918
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	13,600	13,630
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	16,300	16,329
		724,115
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	50,000	50,149
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	69,300	69,389
		119,538
Connecticut - 0.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.28% tender 5/20/14, CP mode	12,600	12,600
Hartford County Metropolitan District Gen. Oblig. BAN:
1% 12/5/14	24,955	25,088
1% 3/23/15	22,574	22,749
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	7,600	7,713
		68,150
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2011, 5% 7/1/14	3,755	3,786
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	61,700	62,169
District of Columbia Rev. Bonds Series 2000, 0.08% tender 5/5/14, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
JPMorgan Chase Bonds Series Putters 4418, 0.19%, tender 7/24/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,800	13,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1:
0.09% 5/1/14, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	2,600	2,600
0.08% 5/2/14, LOC JPMorgan Chase Bank, CP	16,950	16,950
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.: - continued
0.08% 5/6/14, LOC JPMorgan Chase Bank, CP	$ 4,800	$ 4,800
0.08% 5/8/14, LOC JPMorgan Chase Bank, CP	9,700	9,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A 1, 0.08% 5/19/14, LOC Sumitomo Mitsui Banking Corp., CP	5,000	5,000
		133,219
Florida - 1.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008, 0.09% tender 6/4/14, LOC Bank of America NA, CP mode	7,340	7,340
Florida Board of Ed. Lottery Rev. Bonds:
Series 2010 D, 5% 7/1/14	2,000	2,016
Series 2010 F, 5% 7/1/14	3,400	3,427
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5% 6/1/14	5,525	5,547
Series WF11 60 C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,800	3,800
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	5,600	5,617
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,960	2,960
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	11,335	11,425
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.08% 5/1/14, LOC JPMorgan Chase Bank, CP	3,364	3,364
0.08% 5/2/14, LOC JPMorgan Chase Bank, CP	5,563	5,563
0.09% 6/3/14, LOC JPMorgan Chase Bank, CP	8,174	8,174
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.11% 7/17/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,900	5,900
0.11% 8/14/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,210	9,210
0.12% 6/19/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,400	7,400
0.13% 5/22/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,400	5,400
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.09% 5/2/14, CP	9,200	9,200
Jacksonville Gen. Oblig. Series 2004 A, 0.08% 5/1/14, LOC Barclays Bank PLC, CP	6,540	6,540
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/14	$ 3,000	$ 3,061
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2013 A, 2% 10/1/14	1,000	1,007
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.18%, tender 11/28/14 (c)	7,000	7,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.22%, tender 11/26/14 (c)	4,800	4,800
		118,751
Georgia - 0.8%
Cobb County Gen. Obligations TAN 0.5% 11/28/14	12,200	12,228
Georgia Gen. Oblig. Bonds:
Series 2004 C, 5.5% 7/1/14	9,735	9,821
Series 2009 E, 5% 7/1/14	5,000	5,040
Series 2010 B, 5% 10/1/14	7,000	7,143
Series 2012 A, 5% 7/1/14	3,500	3,528
Series 2013 A, 5% 1/1/15	2,000	2,065
Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds 0.09% tender 6/13/14, LOC Barclays Bank PLC, CP mode	7,500	7,500
0.09% 5/1/14, LOC PNC Bank NA, CP	1,457	1,457
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5% 6/1/14	1,000	1,004
Metropolitan Atlanta Rapid Transit:
Series 2012 C2, 0.09% 5/16/14, LOC Bank of New York, New York, CP	9,000	9,000
Series 2012 D1, 0.11% 8/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,800	5,800
		74,076
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/14	3,700	3,730
Series 2013 EI, 5% 8/1/14	8,100	8,199
		11,929
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	42,700	42,827
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.8%
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	$ 3,990	$ 4,006
Illinois Fin. Auth. Ed. Rev.:
Series 2014, 0.09% 5/5/14, LOC PNC Bank NA, CP	5,900	5,900
0.11% 7/8/14, LOC PNC Bank NA, CP	4,800	4,800
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs. Proj.) Series 2012 H, 0.1% tender 7/8/14, CP mode	5,900	5,900
Series 2012 H, 0.08% tender 8/5/14, CP mode	12,500	12,500
Series 2012 I, 0.08% tender 8/6/14, CP mode	5,900	5,900
0.11% tender 6/4/14, CP mode	14,000	14,000
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 4.375%, tender 7/1/14 (c)	2,540	2,558
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	6,025	6,064
Series 2011, 4% 6/15/14	1,000	1,005
Series 2013, 2% 6/15/14	10,970	10,994
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/14	4,850	4,879
		78,506
Indiana - 2.6%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2, 0.08% tender 8/7/14, CP mode	12,200	12,200
0.07% tender 5/1/14, CP mode	29,800	29,800
2% 2/1/15	9,288	9,418
Indianapolis Gas Util. Sys. Rev. 0.08% 5/5/14, LOC JPMorgan Chase Bank, CP	6,100	6,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.3%, tender 11/18/14 (c)	200,000	200,000
		257,518
Kansas - 0.5%
City of Lawrence BAN:
1% 5/1/14	9,500	9,500
1.5% 10/1/14	10,700	10,758
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.35% 9/1/14 (c)	8,500	8,506
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	22,555	22,555
		51,319
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.28% tender 5/22/14, CP mode	$ 3,100	$ 3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.28% tender 5/22/14, CP mode	6,500	6,500
		9,600
Maryland - 0.9%
Baltimore County Gen. Oblig. Series 2011:
0.08% 5/19/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,675	14,675
0.09% 5/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
0.09% 5/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.09% 7/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.1% 6/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 6/2/14 (c)	6,900	6,900
Washington Suburban San. District Bonds Series 2011, 5% 6/1/14	2,000	2,008
		87,233
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.28% tender 5/21/14, CP mode	10,800	10,800
0.28% tender 5/22/14, CP mode	1,500	1,500
Series 1993 A, 0.28% tender 5/21/14, CP mode	18,200	18,200
Series 1993 B, 0.35% tender 5/9/14, CP mode	4,050	4,050
		34,550
Michigan - 0.3%
Michigan Bldg. Auth. Rev. Series 6, 0.08% 6/19/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	7,500	7,500
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 8/6/14, CP mode	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C: - continued
0.1% tender 6/4/14, CP mode	$ 6,995	$ 6,995
0.1% tender 7/8/14, CP mode	6,600	6,600
		26,995
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
Series 2009 H, 5% 11/1/14	8,900	9,118
Series 2010 A, 5% 8/1/14	2,500	2,530
Series 2013 B, 5% 8/1/14	5,000	5,061
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,205	5,205
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/15	2,580	2,667
Univ. of Minnesota Rev. Series A, 0.09% 5/16/14, CP	5,400	5,400
		29,981
Missouri - 0.2%
Curators of the Univ. of Missouri Series A, 0.07% 5/15/14, CP	5,900	5,900
Kansas City Spl. Oblig. Bonds 2% 9/1/14	440	443
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.19%, tender 11/26/14 (c)	4,700	4,700
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	3,300	3,305
		14,348
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series A:
0.07% 5/5/14, CP	5,900	5,900
0.09% 5/7/14, CP	5,300	5,300
0.09% 6/17/14, CP	12,400	12,400
0.1% 6/5/14, CP	5,650	5,650
0.1% 6/9/14, CP	9,500	9,500
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.08% 5/5/14, CP	12,000	12,000
0.1% 8/1/14, CP	7,500	7,500
0.1% 8/6/14, CP	6,600	6,600
0.11% 6/12/14, CP	7,000	7,000
		71,850
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.3%
Clark County School District Bonds:
Series 2004 A, 5% 6/15/14	$ 2,000	$ 2,012
Series 2005 C, 5% 6/15/14	2,700	2,716
Series 2013 B, 3% 6/15/14	5,015	5,032
5% 6/15/14	5,745	5,779
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.12% 5/6/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.11% 5/30/14, LOC Wells Fargo Bank NA, CP	9,000	9,000
		32,539
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.4% tender 5/2/14, CP mode	2,800	2,800
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	5,400	5,435
New Mexico - 0.1%
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/14	2,000	2,016
Series 2013 A, 5% 7/1/14	5,985	6,033
		8,049
New York - 0.3%
JPMorgan Chase Bonds Series Putters 4410, 0.17%, tender 6/26/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,200	8,200
New York Dorm. Auth. Revs. Series 1998, 0.09% 6/6/14, CP	5,000	5,000
New York Pwr. Auth. Series 1, 0.08% 5/1/14, CP	11,950	11,950
		25,150
North Carolina - 0.5%
Board of Governors of the Univ. of North Carolina Series D, 0.09% 8/6/14, CP	5,000	5,000
Charlotte Gen. Oblig.:
0.09% 5/1/14 (Liquidity Facility Wells Fargo Bank NA), CP	11,757	11,757
0.09% 5/1/14 (Liquidity Facility Wells Fargo Bank NA), CP	6,900	6,900
North Carolina Cap. Impt. Ltd. Bonds Series 2011 A, 5% 5/1/14	10,500	10,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Bonds Series 2010 A, 5% 5/1/15	$ 5,600	$ 5,871
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	6,865
		46,893
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2009 C, 5% 9/15/14	2,400	2,443
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B6, 0.14% tender 5/5/14, CP mode	10,000	10,000
Series B5, 0.1% tender 6/5/14, CP mode	3,000	3,000
Series B6, 0.1% tender 6/5/14, CP mode	15,000	15,000
		30,443
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.08% 5/1/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.09% 5/1/14, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.09% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
		12,500
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.17%, tender 10/1/14 (c)	5,200	5,200
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,900	5,900
TAN Series 2013 A, 1.5% 7/31/14	45,100	45,248
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	6,985	6,996
		63,344
Pennsylvania - 0.2%
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	15,800	15,815
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	4,300	4,315
		20,130
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.4%
Charleston County School District BAN 1% 5/8/14	$ 5,900	$ 5,901
Dorchester County No. 2 School District BAN 0.2% 5/15/14	15,200	15,200
Richland County Gen. Oblig. Bonds (Richland Library Projs.) Series 2014 A, 2% 3/1/15 (b)	2,640	2,678
South Carolina Gen. Oblig. Bonds Series 2013 A:
2% 7/1/14	3,235	3,245
2% 10/1/14	3,405	3,431
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009 E, 5% 1/1/15	3,500	3,613
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) Series 1990, 0.28% tender 5/1/14, CP mode	7,200	7,200
		41,268
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	9,950	10,231
Texas - 8.1%
Austin Elec. Util. Sys. Rev. Series A:
0.09% 7/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,540	6,540
0.1% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,710	9,710
0.1% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	21,974	21,974
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.1% 8/11/14, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Frisco Independent School District Bonds Series WF 11 1C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,800	6,800
Harris County Gen. Oblig.:
Series A1, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,450	5,450
Series D, 0.1% 5/15/14 (Liquidity Facility JPMorgan Chase Bank), CP	5,300	5,300
Harris County Metropolitan Trans. Auth.:
Series 2014 A1:
0.08% 5/1/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.09% 5/5/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series 2014 A3, 0.09% 5/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 9,000	$ 9,000
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	16,500	16,549
Houston Util. Sys. Rev.:
Bonds Series 2011 E, 5% 11/15/14	4,610	4,730
Series B2, 0.08% 5/5/14, LOC Wells Fargo Bank NA, CP	5,900	5,900
Series B2, 0.1% 5/1/14, LOC Wells Fargo Bank NA, CP	7,100	7,100
Series B4:
0.09% 5/7/14, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
0.1% 5/8/14, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,645	5,645
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,028
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/14	11,415	11,436
Series B:
0.08% 5/6/14, LOC State Street Bank & Trust Co., Boston, CP	9,600	9,600
0.1% 5/28/14, LOC State Street Bank & Trust Co., Boston, CP	8,100	8,100
0.08% 5/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
0.08% 8/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.09% 6/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Lower Colorado River Auth. Transmission Contract Rev. Bonds 3% 5/15/14	1,685	1,687
Plano Independent School District Bonds Series 2012, 4% 2/15/15 (Permanent School Fund of Texas Guaranteed)	1,585	1,633
San Antonio Wtr. Sys. Rev. Bonds Series 2013 B, 2% 5/15/14	1,875	1,876
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.) Series 2013 B, 0.21%, tender 11/26/14 (c)	3,200	3,200
Series 2014, 3% 12/1/14	2,320	2,359
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15	2,490	2,569
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev.:
Bonds Series 2013 A, 2% 5/15/14	$ 3,575	$ 3,577
Series 1993 B, 0.1% 8/7/14, CP	6,500	6,500
Texas Gen. Oblig. TRAN Series 2013, 2% 8/28/14	485,200	488,064
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.09% 5/1/14, LOC Barclays Bank PLC, CP	3,200	3,200
0.09% 6/13/14, LOC Barclays Bank PLC, CP	17,800	17,800
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	1,940	1,956
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 5/1/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
0.08% 5/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,600	19,600
0.08% 5/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.08% 7/8/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.08% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.09% 5/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.1% 6/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
Upper Trinity Reg'l. Wtr. District:
Series 2014 A, 0.08% 5/5/14, LOC Bank of America NA, CP	6,750	6,750
Series A, 0.1% 5/5/14, LOC Bank of America NA, CP	2,500	2,500
		805,138
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 6/13/14 (Liquidity Facility JPMorgan Chase Bank), CP	3,525	3,525
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/14	5,265	5,307
		8,832
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series B, 0.1% 8/7/14, LOC JPMorgan Chase Bank, CP	5,250	5,250
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.2%, tender 11/26/14 (c)	7,800	7,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.24%, tender 11/26/14 (c)	$ 17,160	$ 17,160
Series 2012 A, 0.2%, tender 11/26/14 (c)	13,100	13,100
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.1% 8/20/14, CP	5,200	5,200
Virginia Commonwealth Trans. Board Rev. Bonds:
(Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,001
Series WF 11 93C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,655	8,655
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	3,330	3,370
Series 2006 A, 5% 8/1/14	5,135	5,197
Series 2014 B, 3% 8/1/14 (b)	1,270	1,278
		62,761
Washington - 0.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,008
Series 2008 A, 5% 7/1/14	475	479
Series 2009, 4% 7/1/14	1,975	1,987
King County Swr. Rev. Bonds 5% 1/1/15	1,000	1,032
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	2,500	2,530
Series 2010 B, 5% 2/1/15	5,030	5,212
Series 2011 A, 5% 2/1/15	1,810	1,876
Series 2013, 2% 7/1/14	3,025	3,034
Univ. of Washington Univ. Revs. Bonds Series 2013, 2% 7/1/14	2,890	2,899
Washington Gen. Oblig. Bonds:
Series 2006 A, 5% 7/1/14	4,000	4,033
Series 2010 B, 5% 1/1/15	1,000	1,032
Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	18,415	18,415
		53,487
Wisconsin - 0.8%
Milwaukee School District RAN 2% 6/30/14	31,100	31,194
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/14	$ 2,500	$ 2,500
Series 2005 I, 5% 5/1/14	2,000	2,000
Series 2005 A, 0.1% 8/20/14 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Series 2013 A, 0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	5,800	5,800
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.18%, tender 11/26/14 (c)	4,405	4,405
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.09% tender 6/17/14, CP mode	3,260	3,260
Wisconsin Trans. Rev.:
Series 1997 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,300	1,300
Series 2013 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,515	7,516
		80,226
TOTAL OTHER MUNICIPAL DEBT (Cost $3,385,535)		3,385,535
Investment Company - 6.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.10% (d)(e) (Cost $604,544)	604,544,083	604,544
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,877,600)		9,877,600
NET OTHER ASSETS (LIABILITIES) - 0.4%		42,341
NET ASSETS - 100%		$ 9,919,941
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,170,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 1,700
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,555
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	10/31/13	$ 3,800
Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 8,415
Frisco Independent School District Bonds Series WF 11 1C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,800
Georgia Gen. Oblig. Bonds Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
JPMorgan Chase Bonds Series Putters 4410, 0.17%, tender 6/26/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4418, 0.19%, tender 7/24/14 (Liquidity Facility JPMorgan Chase Bank)	11/26/13	$ 13,800
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA)	5/12/11	$ 5,645
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 5,800
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,900
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$ 5,800
Security	Acquisition Date	Cost (000s)
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$ 5,205
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	8/11/11	$ 8,655
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 5/9/13	$ 18,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 145
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,273,056)	$ 9,273,056
Fidelity Central Funds (cost $604,544)	604,544
Total Investments (cost $9,877,600)		$ 9,877,600
Cash		1,251
Receivable for fund shares sold		156,607
Interest receivable		23,564
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		8
Receivable from investment adviser for expense reductions		164
Other receivables		55
Total assets		10,059,290

Liabilities
Payable for investments purchased Regular delivery	$ 31,866
Delayed delivery	3,956
Payable for fund shares redeemed	98,846
Distributions payable	7
Accrued management fee	953
Distribution and service plan fees payable	2
Other affiliated payables	3,616
Other payables and accrued expenses	103
Total liabilities		139,349

Net Assets		$ 9,919,941
Net Assets consist of:
Paid in capital		$ 9,919,312
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		630
Net Assets		$ 9,919,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Daily Money Class: Net Asset Value, offering price and redemption price per share ($391,331 ÷ 390,926 shares)	$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($425,769 ÷ 425,335 shares)	$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($9,102,841 ÷ 9,097,467 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Interest		$ 4,822
Income from Fidelity Central Funds		145
Total income		4,967

Expenses
Management fee	$ 12,700
Transfer agent fees	10,164
Distribution and service plan fees	1,625
Accounting fees and expenses	412
Custodian fees and expenses	63
Independent trustees' compensation	20
Registration fees	293
Audit	26
Legal	18
Miscellaneous	88
Total expenses before reductions	25,409
Expense reductions	(20,944)	4,465
Net investment income (loss)		502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		441
Net increase in net assets resulting from operations		$ 943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 502	$ 956
Net realized gain (loss)	441	791
Net increase in net assets resulting from operations	943	1,747
Distributions to shareholders from net investment income	(503)	(955)
Share transactions - net increase (decrease)	114,310	1,063,396
Total increase (decrease) in net assets	114,750	1,064,188

Net Assets
Beginning of period	9,805,191	8,741,003
End of period (including distributions in excess of net investment income of $1 and undistributed net investment income of $0, respectively)	$ 9,919,941	$ 9,805,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.01%	.06%
Ratios to Average Net Assets D, E
Expenses before reductions	.72% A	.72%	.72%	.72%	.72%	.76%
Expenses net of fee waivers, if any	.09% A	.13%	.17%	.21%	.28%	.60%
Expenses net of all reductions	.09% A	.13%	.17%	.21%	.28%	.59%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 391	$ 442	$ 481	$ 525	$ 508	$ 597

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets D, E
Expenses before reductions	.98% A	.97%	.97%	.97%	.97%	1.01%
Expenses net of fee waivers, if any	.09% A	.13%	.17%	.22%	.28%	.63%
Expenses net of all reductions	.09% A	.13%	.17%	.22%	.28%	.63%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 426	$ 442	$ 402	$ 399	$ 371	$ 452

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.002
Distributions from net investment income	- F	- F	- F	- F	- F	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.01%	.18%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.47%	.47%	.47%	.47%	.51%
Expenses net of fee waivers, if any	.09% A	.13%	.17%	.21%	.28%	.47%
Expenses net of all reductions	.09% A	.13%	.17%	.21%	.28%	.46%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 9,103	$ 8,921	$ 7,858	$ 7,032	$ 6,006	$ 5,918

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain, which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 9,877,600

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 547	$ -
Capital Reserves Class	.25%	.25%	1,078	-
			$ 1,625	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained three hundred and sixty-one dollars from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The Fund pays Citibank a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Daily Money Class	$ 438
Capital Reserves Class	431
Fidelity Tax-Free Money Market Fund	9,295
$ 10,164

During the period, the investment adviser or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Daily Money Class	.70%	$ 50
Capital Reserves Class	.95%	52
Fidelity Tax-Free Money Market Fund	.45%	957
		$ 1,059

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Daily Money Class	$ 1,331
Capital Reserves Class	1,845
Fidelity Tax-Free Money Market Fund	16,707

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Daily Money Class	$ 22	$ 48
Capital Reserves Class	21	43
Fidelity Tax-Free Money Market Fund	460	864
Total	$ 503	$ 955

Semiannual Report

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
Daily Money Class Shares sold	548,798	1,395,758
Reinvestment of distributions	20	44
Shares redeemed	(599,725)	(1,434,574)
Net increase (decrease)	(50,907)	(38,772)
Capital Reserves Class Shares sold	962,518	1,856,746
Reinvestment of distributions	15	32
Shares redeemed	(978,817)	(1,817,123)
Net increase (decrease)	(16,284)	39,655
Fidelity Tax-Free Money Market Fund Shares sold	14,393,648	28,349,275
Reinvestment of distributions	428	814
Shares redeemed	(14,212,575)	(27,287,576)
Net increase (decrease)	181,501	1,062,513

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TFM-USAN-0614
1.784918.111

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund
Government Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Fund	(Click Here)
Prime Fund	(Click Here)
Tax-Exempt Fund	(Click Here)
Government Fund	(Click Here)
Notes to the Financial Statements	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities. Government Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Treasury
Daily Money Class	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Capital Reserves Class	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Advisor B Class	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Advisor C Class	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Prime
Daily Money Class	.19%
Actual		$ 1,000.00	$ 1,000.05	$ .94
HypotheticalA		$ 1,000.00	$ 1,023.85	$ .95
Capital Reserves Class	.19%
Actual		$ 1,000.00	$ 1,000.05	$ .94
HypotheticalA		$ 1,000.00	$ 1,023.85	$ .95
Tax-Exempt
Daily Money Class	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Capital Reserves Class	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Fidelity Tax-Free Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Government
Daily Money Class	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Capital Reserves Class	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Treasury Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/14	% of fund's investments 10/31/13	% of fund's investments 4/30/13
1 - 7	57.9	52.2	66.6
8 - 30	11.2	9.4	1.3
31 - 60	6.9	1.9	7.2
61 - 90	4.5	7.6	0.7
91 - 180	13.4	19.7	11.9
> 180	6.1	9.2	12.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/14	10/31/13	4/30/13
Treasury Fund	40 Days	55 Days	50 Days
All Taxable Money Market Funds Average*	45 Days	49 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/14	10/31/13	4/30/13
Treasury Fund	55 Days	55 Days	50 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Treasury Debt 44.2%	Treasury Debt 46.0%
RepurchaseAgreements 55.5%	RepurchaseAgreements 55.4%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities)† (1.4)%

† Net Other Assets (Liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	4/30/14	1/31/14	10/31/13	7/31/13	4/30/13

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2014, the most recent period shown in the table, would have been -0.65% for Daily Money Class, -0.90% for Capital Reserves Class, -1.41% for Advisor B Class and -1.41% for Advisor C Class.

Semiannual Report

Treasury Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 44.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 44.2%
U.S. Treasury Bills
5/8/14 to 3/5/15	0.09 to 0.13%	$ 418,745	$ 418,671
U.S. Treasury Notes
5/15/14 to 4/30/16	0.07 to 0.18 (b)	1,948,030	1,956,080
TOTAL TREASURY DEBT (Cost $2,374,751)			2,374,751
Treasury Repurchase Agreement - 55.5%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 4/30/14 due 5/1/14 (Collateralized by U.S. Treasury Obligations) #	$ 504,268	504,267
0.05% dated 4/30/14 due 5/1/14 (Collateralized by U.S. Treasury Obligations) #	49,881	49,881
With:
Barclays Capital, Inc. at 0.06%, dated 4/14/14 due 5/7/14 (Collateralized by U.S. Treasury Obligations valued at $119,418,200, 0.25% - 4.38%, 5/31/14 - 8/15/41)	117,006	117,000
BNP Paribas Securities Corp. at:
0.06%, dated 4/28/14 due 5/7/14 (Collateralized by U.S. Treasury Obligations valued at $71,400,378, 0% - 7.5%, 9/11/14 - 11/15/24)	70,006	70,000
0.07%, dated:
2/10/14 due 5/7/14 (Collateralized by U.S. Treasury Obligations valued at $147,193,627, 2.13%, 1/31/21)	144,311	144,285
3/20/14 due 5/7/14 (Collateralized by U.S. Treasury Obligations valued at $127,544,899, 0.25% - 7.5%, 1/15/15 - 5/15/43)	125,015	125,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at: - continued
0.07%, dated:
3/24/14 due 5/7/14 (Collateralized by U.S. Treasury Obligations valued at $177,116,740, 2% - 3.88%, 2/28/21 - 8/15/40)	$ 173,284	$ 173,264
Federal Reserve Bank of New York at 0.05%, dated 4/30/14 due 5/1/14 (Collateralized by U.S. Treasury Obligations valued at $1,800,002,619, 4.38%, 5/15/40)	1,800,003	1,800,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $2,983,697)		2,983,697
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,358,448)		5,358,448
NET OTHER ASSETS (LIABILITIES) - 0.3%		14,746
NET ASSETS - 100%		$ 5,373,194
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$504,267,000 due 5/01/14 at 0.05%
Deutsche Bank Securities, Inc.	$ 123,465
HSBC Securities (USA), Inc.	122,270
J.P. Morgan Securities, Inc.	70,865
Wells Fargo Securities LLC	187,667
$ 504,267
$49,881,000 due 5/01/14 at 0.05%
Barclays Capital, Inc.	$ 13,891
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,876
Wells Fargo Securities LLC	26,114
$ 49,881
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,983,697) - See accompanying schedule: Unaffiliated issuers (cost $5,358,448)		$ 5,358,448
Cash		21
Receivable for fund shares sold		55,782
Interest receivable		9,241
Prepaid expenses		4
Total assets		5,423,496

Liabilities
Payable for fund shares redeemed	$ 49,960
Distributions payable	13
Accrued management fee	229
Distribution and service plan fees payable	11
Other affiliated payables	48
Other payables and accrued expenses	41
Total liabilities		50,302

Net Assets		$ 5,373,194
Net Assets consist of:
Paid in capital		$ 5,373,132
Accumulated undistributed net realized gain (loss) on investments		62
Net Assets		$ 5,373,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,896,758 ÷ 3,896,287 shares)	$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,355,470 ÷ 1,354,912 shares)	$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($16,708 ÷ 16,708 shares)A	$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($104,258 ÷ 104,249 shares)A	$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Interest		$ 2,270

Expenses
Management fee	$ 6,878
Transfer agent fees	5,514
Distribution and service plan fees	8,980
Accounting fees and expenses	234
Custodian fees and expenses	36
Independent trustees' compensation	11
Registration fees	376
Audit	25
Legal	10
Miscellaneous	16
Total expenses before reductions	22,080
Expense reductions	(20,082)	1,998
Net investment income (loss)		272
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6
Net increase in net assets resulting from operations		$ 278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 272	$ 540
Net realized gain (loss)	6	65
Net increase in net assets resulting from operations	278	605
Distributions to shareholders from net investment income	(272)	(540)
Share transactions - net increase (decrease)	(64,347)	193,688
Total increase (decrease) in net assets	(64,341)	193,753

Net Assets
Beginning of period	5,437,535	5,243,782
End of period	$ 5,373,194	$ 5,437,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets D
Expenses before reductions	.73% A	.73%	.73%	.73%	.72%	.75%
Expenses net of fee waivers, if any	.07% A	.12%	.14%	.13%	.22%	.48%
Expenses net of all reductions	.07% A	.12%	.14%	.13%	.22%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 3,897	$ 4,097	$ 3,750	$ 3,760	$ 2,056	$ 2,648

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) E	-	-	-	-	-	-
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations E	-	-	-	-	-	-
Distributions from net investment income E	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions E	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets D
Expenses before reductions	.98% A	.98%	.98%	.98%	.97%	1.00%
Expenses net of fee waivers, if any	.07% A	.12%	.14%	.14%	.22%	.48%
Expenses net of all reductions	.07% A	.12%	.14%	.14%	.22%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,355	$ 1,205	$ 1,365	$ 1,300	$ 1,126	$ 1,671

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	-%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.48%	1.49%	1.49%	1.48%	1.50%
Expenses net of fee waivers, if any	.07% A	.12%	.13%	.14%	.22%	.47%
Expenses net of all reductions	.07% A	.12%	.13%	.14%	.22%	.47%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 21	$ 27	$ 38	$ 47	$ 70

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	-%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.48%	1.49%	1.48%	1.48%	1.50%
Expenses net of fee waivers, if any	.07% A	.12%	.14%	.14%	.22%	.48%
Expenses net of all reductions	.07% A	.12%	.14%	.14%	.22%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 114	$ 102	$ 126	$ 105	$ 138

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/14	% of fund's investments 10/31/13	% of fund's investments 4/30/13
1 - 7	29.2	30.4	32.3
8 - 30	25.8	23.3	15.9
31 - 60	17.1	16.0	14.4
61 - 90	12.5	10.6	17.3
91 - 180	12.2	14.4	13.5
> 180	3.2	5.3	6.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/14	10/31/13	4/30/13
Prime Fund	47 Days	53 Days	52 Days
All Taxable Money Market Funds Average*	45 Days	49 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/14	10/31/13	4/30/13
Prime Fund	90 Days	99 Days	71 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2014 *	As of October 31, 2013 **
Certificates ofDeposit 52.8%	Certificates ofDeposit 44.4%
Commercial Paper 12.5%	Commercial Paper 15.7%
Variable RateDemand Notes(VRDNs) 0.9%	Variable RateDemand Notes(VRDNs) 0.5%
Other Notes 0.9%	Other Notes 0.9%
Treasury Debt 10.6%	Treasury Debt 10.2%
Government AgencyDebt 6.5%	Government AgencyDebt 8.9%
Other MunicipalDebt 0.0%	Other MunicipalDebt 0.4%
Other Instruments 2.3%	Other Instruments 1.8%
RepurchaseAgreements 13.7%	RepurchaseAgreements 17.3%
Net Other Assets (Liabilities)† (0.2)%	Net Other Assets (Liabilities)† (0.1)%

* Foreign investments	61.1%	** Foreign investments	56.1%
† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/14	1/31/14	10/31/13	7/31/13	4/30/13
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2014, the most recent period shown in the table, would have been -0.52% for Daily Money Class and -0.78% for Capital Reserves Class.

Semiannual Report

Prime Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 52.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.0%
Branch Banking & Trust Co.
8/28/14 to 8/29/14	0.22%	$ 106,000	$ 106,000
Citibank NA
5/20/14 to 6/25/14	0.21 to 0.24	274,000	274,000
			380,000
London Branch, Eurodollar, Foreign Banks - 3.2%
BNP Paribas SA
6/13/14	0.25	14,000	14,000
Credit Agricole SA
6/2/14	0.26	72,000	72,000
Mizuho Corporate Bank Ltd.
5/6/14 to 7/29/14	0.25	116,000	115,951
National Australia Bank Ltd.
8/11/14 to 10/24/14	0.20 (c)	382,000	382,000
			583,951
New York Branch, Yankee Dollar, Foreign Banks - 47.6%
Bank of Montreal Chicago CD Program
5/20/14 to 6/16/14	0.18	843,000	843,000
Bank of Nova Scotia
5/5/14 to 3/31/15	0.19 to 0.29 (c)	933,000	933,006
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/8/14 to 8/19/14	0.24 to 0.25	907,000	907,000
BNP Paribas New York Branch
9/12/14	0.26	138,000	138,000
Canadian Imperial Bank of Commerce
9/30/14 to 1/9/15	0.24 to 0.29 (c)	325,000	325,000
Credit Agricole CIB
6/3/14 to 7/2/14	0.26	261,000	261,000
Credit Industriel et Commercial
5/1/14 to 5/7/14	0.13	344,000	344,000
Credit Suisse AG
6/6/14 to 11/3/14	0.30 to 0.31 (c)	515,000	515,000
Deutsche Bank
6/26/14	0.23	300,000	300,000
Mitsubishi UFJ Trust & Banking Corp.
10/10/14	0.28	35,000	35,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
5/2/14 to 8/22/14	0.09 to 0.25%	$ 611,000	$ 611,000
Natexis Banques Populaires New York Branch
5/2/14 to 7/2/14	0.23 to 0.26	770,000	770,000
Royal Bank of Canada
6/3/14 to 4/9/15	0.20 to 0.23 (c)	289,000	289,000
Societe Generale
6/4/14	0.25 (c)	283,000	283,000
Sumitomo Mitsui Banking Corp.
5/1/14 to 10/15/14	0.21 to 0.31 (c)	939,000	939,000
Sumitomo Mitsui Trust Banking Ltd.
5/5/14 to 9/8/14	0.26 to 0.27	712,000	712,000
Svenska Handelsbanken, Inc.
9/25/14	0.22	100,000	100,002
Toronto-Dominion Bank
5/7/14 to 10/10/14	0.14 to 0.25	392,000	392,000
UBS AG
7/11/14	0.27 (c)	103,000	103,000
			8,800,008
TOTAL CERTIFICATE OF DEPOSIT (Cost $9,763,959)			9,763,959
Financial Company Commercial Paper - 10.7%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/16/14	0.23	113,000	112,945
Barclays U.S. Funding Corp.
6/9/14 to 6/25/14	0.20 to 0.23	193,000	192,949
BNP Paribas Finance, Inc.
6/24/14	0.25	73,000	72,973
Credit Agricole North America
6/3/14	0.26	90,000	89,979
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	48,000	48,000
JPMorgan Securities LLC
5/23/14	0.30	150,000	149,973
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Lloyds Bank PLC
5/1/14 to 5/6/14	0.09%	$ 851,000	$ 850,993
Skandinaviska Enskilda Banken AB
8/11/14 to 8/15/14	0.24	157,000	156,893
Svenska Handelsbanken, Inc.
9/22/14	0.22	104,000	103,908
Toyota Motor Credit Corp.
9/11/14 to 10/14/14	0.20 (c)	190,000	190,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,968,613)			1,968,613
Asset Backed Commercial Paper - 1.3%

Ciesco LP (Citibank NA Guaranteed)

5/5/14	0.20 (b)	89,000	88,998
5/5/14	0.20 (b)	150,000	149,997
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $238,995)			238,995
Other Commercial Paper - 0.5%

The Coca-Cola Co.
5/2/14 to 5/15/14	0.19 to 0.20
(Cost $83,998)		84,000	83,998
Treasury Debt - 10.6%

U.S. Treasury Obligations - 10.6%
U.S. Treasury Bills
5/15/14 to 3/5/15	0.10 to 0.16	1,064,000	1,063,595
U.S. Treasury Notes
5/15/14 to 3/31/15	0.08 to 0.18	900,000	902,600
TOTAL TREASURY DEBT (Cost $1,966,195)			1,966,195
Other Note - 0.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 0.9%
Svenska Handelsbanken AB
10/15/14 to 10/27/14	0.26 to 0.28% (b)(c)
(Cost $166,000)		$ 166,000	$ 166,000
Variable Rate Demand Note - 0.9%

California - 0.3%
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, LOC U.S. Bank NA, Cincinnati, VRDN
5/7/14	0.11 (c)	45,500	45,500
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
5/7/14	0.15 (c)	33,000	33,000
Missouri - 0.3%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, VRDN
5/7/14	0.10 (c)	57,260	57,260
Rhode Island - 0.1%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, LOC U.S. Bank NA, Cincinnati, VRDN
5/7/14	0.11 (c)	22,000	22,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $157,760)			157,760
Government Agency Debt - 6.5%

Federal Agencies - 6.5%
Fannie Mae
9/11/14 to 10/21/15	0.12 to 0.14 (c)	406,000	405,937
Federal Home Loan Bank
6/3/14 to 12/11/15	0.12 to 0.24 (c)	431,880	431,835
Freddie Mac
6/26/15 to 7/17/15	0.14 (c)	355,000	354,958
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,192,730)			1,192,730
Other Instrument - 2.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 2.3%
Credit Agricole CIB
5/1/14	0.11%	$ 274,000	$ 274,000
ING Bank NV
5/6/14	0.11	52,000	52,000
Svenska Handelsbanken AB
5/2/14	0.09	106,000	106,000
TOTAL OTHER INSTRUMENT (Cost $432,000)			432,000
Government Agency Repurchase Agreement - 4.8%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 4/30/14 due 5/1/14 (Collateralized by U.S. Government Obligations) #	$ 50,865	50,865
0.06% dated 4/30/14 due 5/1/14 (Collateralized by U.S. Government Obligations) #	831,801	831,800
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $882,665)		882,665
Treasury Repurchase Agreement - 2.9%

With Federal Reserve Bank of New York at 0.05%, dated 4/30/14 due 5/1/14 (Collateralized by U.S. Treasury Obligations valued at $542,000,801, 4.75%, 2/15/41) (Cost $542,000)	542,001	542,000
Other Repurchase Agreement - 6.0%

Other Repurchase Agreement - 6.0%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated 4/29/14 due 5/6/14 (Collateralized by U.S. Government Obligations valued at $12,362,380, 2.4% - 3.36%, 10/16/45 - 8/16/54)	12,000	12,000
0.2%, dated 4/30/14 due 5/1/14 (Collateralized by Equity Securities valued at $3,240,112)	3,000	3,000
0.23%, dated 4/24/14 due 5/1/14 (Collateralized by Equity Securities valued at $30,242,246)	28,001	28,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.38%, dated 4/30/14 due 5/1/14 (Collateralized by Corporate Obligations valued at $7,560,177, 14%, 2/1/21)	$ 7,000	$ 7,000
0.63%, dated 3/14/14 due 6/12/14 (Collateralized by Corporate Obligations valued at $178,317,497, 0% - 8.31%, 8/4/14 - 11/3/51)	165,260	165,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $38,886,154, 0% - 7%, 8/4/14 - 12/25/59)	36,126	36,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $7,567,993, 0.33% - 6.49%, 6/25/35 - 11/3/51)	7,025	7,000
4/16/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $18,112,209, 0% - 6.49%, 6/25/16 - 12/25/59)	17,060	17,000
4/21/14 due 10/20/14 (Collateralized by Mortgage Loan Obligations valued at $11,884,414, 1.15% - 5.87%, 10/5/30 - 4/15/49)	11,039	11,000
0.71%, dated:
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $18,418,742, 0% - 5.12%, 8/4/14 - 12/25/59)	17,060	17,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $56,343,642, 0% - 36.29%, 7/7/14 - 12/25/59)	52,183	52,000
12/6/13 due 6/4/14 (Collateralized by Mortgage Loan Obligations valued at $37,666,416, 0% - 8.85%, 8/4/14 - 12/25/59)	35,124	35,000
1/6/14 due 7/3/14 (Collateralized by Mortgage Loan Obligations valued at $19,482,726, 0% - 6.53%, 8/4/14 - 12/25/59)	18,063	18,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 3/12/14 due 7/29/14 (Collateralized by Equity Securities valued at $91,366,523)	84,170	84,000
0.5%, dated 4/30/14 due 7/29/14 (Collateralized by Equity Securities valued at $47,826,782)	44,110	44,000
0.59%, dated 2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $40,268,111, 3% - 5%, 10/1/14 - 10/15/17)	37,072	37,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.61%, dated:
2/12/14 due 7/29/14 (Collateralized by Corporate Obligations valued at $39,182,617, 1.75% - 4.88%, 4/15/15 - 4/1/17)	$ 36,128	$ 36,000
4/23/14 due 9/22/14 (Collateralized by Equity Securities valued at $38,048,648)	35,090	35,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $21,748,845, 3.5% - 3.75%, 10/1/14 - 5/1/15)	20,064	20,000
J.P. Morgan Securities, Inc. at:
0.18%, dated 4/30/14 due 5/1/14 (Collateralized by Commercial Paper Obligations valued at $14,420,387, 8/28/14)	14,000	14,000
0.2%, dated 4/30/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $36,050,109, 1.5% - 6.6%, 7/15/26 - 10/16/53)	35,001	35,000
0.59%, dated 2/5/14 due 7/29/14 (Collateralized by Commercial Paper Obligations valued at $14,469,241, 5/9/14 - 6/4/14)	14,048	14,000
0.61%, dated:
2/5/14 due 7/29/14 (Collateralized by Mortgage Loan Obligations valued at $74,626,450, 2.66% - 6%, 10/25/35 - 8/12/48)	69,244	69,000
3/5/14 due 7/29/14 (Collateralized by Mortgage Loan Obligations valued at $25,944,829, 5.99%, 6/15/49)	24,091	24,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $90,797,616, 0.15% - 6.5%, 3/25/35 - 3/12/51)	84,171	84,000
0.62%, dated:
11/13/13 due 7/29/14 (Collateralized by Mortgage Loan Obligations valued at $37,910,660, 5.99%, 6/15/49)	35,163	35,000
1/14/14 due 7/29/14 (Collateralized by Mortgage Loan Obligations valued at $93,051,607, 0.31% - 6%, 8/25/34 - 9/10/47)	86,361	86,000
RBC Capital Markets Co. at:
0.23%, dated 4/28/14 due 5/5/14 (Collateralized by U.S. Government Obligations valued at $21,618,787, 0% - 11.59%, 12/15/31 - 2/20/44)	21,001	21,000
0.29%, dated 3/24/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $25,762,892, 0% - 16.12%, 10/15/20 - 1/20/44)	25,018	25,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.38%, dated:
4/22/14 due 5/6/14 (Collateralized by Corporate Obligations valued at $19,441,847, 2.75% - 12.75%, 5/15/16 - 6/15/35)	$ 18,003	$ 18,000
4/25/14 due 5/7/14 (Collateralized by Corporate Obligations valued at $19,441,232, 4.7% - 10.75%, 3/1/16 - 10/15/27)	18,003	18,000
0.4%, dated 4/22/14 due 5/6/14 (Collateralized by Mortgage Loan Obligations valued at $7,539,162, 0.22% - 6.3%, 3/25/22 - 12/12/49)	7,001	7,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,114,000)		1,114,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $18,508,915)		18,508,915
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(34,722)
NET ASSETS - 100%		$ 18,474,193
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $404,995,000 or 2.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,865,000 due 5/01/14 at 0.05%
BNP Paribas Securities Corp.	$ 22,896
Citibank NA	19,070
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,899
$ 50,865
$831,800,000 due 5/01/14 at 0.06%
BNP Paribas Securities Corp.	$ 70,756
Bank of America NA	351,387
Citibank NA	43,207
Credit Agricole CIB New York Branch	32,149
Deutsche Bank Securities, Inc.	32,149
ING Financial Markets LLC	64,298
J.P. Morgan Securities, Inc.	16,074
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,028
Morgan Stanley & Co., Inc.	9,645
Societe Generale	96,446
Wells Fargo Securities LLC	99,661
$ 831,800
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,538,665) - See accompanying schedule: Unaffiliated issuers (cost $18,508,915)		$ 18,508,915
Cash		74
Receivable for fund shares sold		246,828
Interest receivable		10,077
Prepaid expenses		14
Receivable from investment adviser for expense reductions		544
Other receivables		343
Total assets		18,766,795

Liabilities
Payable for fund shares redeemed	$ 288,821
Distributions payable	29
Accrued management fee	3,137
Distribution and service plan fees payable	42
Other affiliated payables	112
Other payables and accrued expenses	461
Total liabilities		292,602

Net Assets		$ 18,474,193
Net Assets consist of:
Paid in capital		$ 18,474,054
Distributions in excess of net investment income		(181)
Accumulated undistributed net realized gain (loss) on investments		320
Net Assets		$ 18,474,193

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,727,709 ÷ 8,725,987 shares)	$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,746,484 ÷ 9,744,075 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Interest		$ 19,138

Expenses
Management fee	$ 23,965
Transfer agent fees	19,199
Distribution and service plan fees	36,566
Accounting fees and expenses	598
Custodian fees and expenses	74
Independent trustees' compensation	38
Registration fees	2,689
Audit	36
Legal	35
Miscellaneous	58
Total expenses before reductions	83,258
Expense reductions	(65,069)	18,189
Net investment income (loss)		949
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		130
Net increase in net assets resulting from operations		$ 1,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 949	$ 1,880
Net realized gain (loss)	130	198
Net increase in net assets resulting from operations	1,079	2,078
Distributions to shareholders from net investment income	(949)	(1,879)
Share transactions - net increase (decrease)	(828,422)	1,897,242
Total increase (decrease) in net assets	(828,292)	1,897,441

Net Assets
Beginning of period	19,302,485	17,405,044
End of period (including distributions in excess of net investment income of $181 and distributions in excess of net investment income of $181, respectively)	$ 18,474,193	$ 19,302,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.006
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.006
Distributions from net investment income	- E	- E	- E	- E	- E	(.006)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	- E	- E	- E	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.02%	.57%
Ratios to Average Net Assets D
Expenses before reductions	.74% A	.74%	.73%	.74%	.73%	.77%
Expenses net of fee waivers, if any	.19% A	.24%	.34%	.34%	.41%	.70%
Expenses net of all reductions	.19% A	.24%	.34%	.34%	.41%	.70%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 8,728	$ 9,188	$ 8,083	$ 8,463	$ 8,748	$ 9,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.004
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.004
Distributions from net investment income	- E	- E	- E	- E	- E	(.004)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	- E	- E	- E	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.02%	.41%
Ratios to Average Net Assets D
Expenses before reductions	.99% A	.99%	.98%	.99%	.98%	1.02%
Expenses net of fee waivers, if any	.19% A	.24%	.34%	.34%	.41%	.86%
Expenses net of all reductions	.19% A	.24%	.34%	.34%	.41%	.86%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 9,746	$ 10,114	$ 9,322	$ 9,039	$ 9,169	$ 11,750

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/14	% of fund's investments 10/31/13	% of fund's investments 4/30/13
1 - 7	70.8	70.0	71.7
8 - 30	3.7	2.4	5.4
31 - 60	6.2	4.5	8.6
61 - 90	4.4	1.2	4.5
91 - 180	10.4	6.9	7.6
> 180	4.5	15.0	2.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/14	10/31/13	4/30/13
Tax-Exempt Fund	34 Days	54 Days	28 Days
All Tax-Free Money Market Funds Average*	30 Days	41 Days	27 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/14	10/31/13	4/30/13
Tax-Exempt Fund	34 Days	55 Days	28 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Variable Rate Demand Notes (VRDNs) 59.4%	Variable Rate Demand Notes (VRDNs) 60.6%
Other Municipal Debt 34.1%	Other Municipal Debt 32.6%
Investment Companies 6.1%	Investment Companies 6.6%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities) 0.2%

Current and Historical Seven-Day Yields

	4/30/14	1/31/14	10/31/13	7/31/13	4/30/13
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2014, the most recent period shown in the table, would have been -0.58% for Daily Money Class, -0.84% for Capital Reserves Class and -0.33% for Fidelity Tax-Free Money Market Fund.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	$ 9,495	$ 9,495
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.14% 5/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.12% 5/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.11% 5/2/14, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	23,700	23,700
		47,050
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.12% 5/7/14, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.12% 5/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.13% 5/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
		72,130
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,605	8,605
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 B, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	16,200	16,200
Series 2009 F, 0.11% 5/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.: - continued
(Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	$ 4,515	$ 4,515
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.15% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.13% 5/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.12% 5/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Series ROC II R 11980 X, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Series WF 09 40C, 0.14% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	4,970	4,970
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,715	6,715
		150,560
California - 2.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2007 A2, 0.12% 5/7/14, LOC Union Bank NA, VRDN (c)	11,800	11,800
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,430	9,430
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.1% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,410	5,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN Series Putters 3878 Q, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,000	$ 2,000
Series 2011 B, 0.1% 5/7/14, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	6,000	6,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.15% 5/7/14, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.1% 5/7/14, LOC Citibank NA, VRDN (c)	46,460	46,460
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.13% 5/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.16% 5/7/14, LOC Bank of America NA, VRDN (c)	10,335	10,335
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.1% 5/7/14, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	22,050	22,050
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series WF 08 29C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,985	7,985
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.11% 5/7/14, LOC Freddie Mac, VRDN (c)	7,900	7,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.1% 5/7/14, LOC Bank of America NA, VRDN (c)	10,125	10,125
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,000	$ 10,000
Series Putters 3365, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		226,025
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,600	5,600
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.23% 5/7/14, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		67,965
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 5/7/14, VRDN (c)	3,500	3,500
Series 1999 A, 0.29% 5/7/14, VRDN (c)	3,000	3,000
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	12,320	12,320
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.12% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
		22,820
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.135% 5/7/14, LOC Freddie Mac, VRDN (c)	$ 3,500	$ 3,500
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,025	12,025
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
(The AARP Foundation Proj.) Series 2004, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	2,900	2,900
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,800	3,800
(Washington Drama Society, Inc. Proj.) Series 2008, 0.15% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	14,500	14,500
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2006 A, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
		72,700
Florida - 2.1%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.1% 5/7/14, LOC Freddie Mac, VRDN (c)	6,640	6,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.12% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,695	2,695
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	21,840	21,840
Series MS 3059, 0.12% 5/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 5,500	$ 5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.12% 5/7/14, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.12% 5/7/14, LOC Fannie Mae, VRDN (c)	6,900	6,900
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,960	4,960
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.13% 5/7/14, LOC Northern Trust Co., VRDN (c)	10,400	10,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.15% 5/7/14, LOC Bank of America NA, VRDN (c)	8,100	8,100
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.13% 5/7/14, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,300	1,300
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.12% 5/7/14, LOC Freddie Mac, VRDN (c)	5,050	5,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 30,005	$ 30,005
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.1% 5/7/14, LOC Fannie Mae, VRDN (c)	3,315	3,315
		208,250
Georgia - 3.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.15% 5/7/14, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,100	5,100
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.14% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,021	10,021
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.09% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	43,140	43,140
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,050	10,050
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.13% 5/1/14, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	146,215	146,215
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	31,950	31,950
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.):
Series 2008 A, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	19,100	19,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.): - continued
Series 2008 B, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	$ 11,500	$ 11,500
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.11% 5/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
		386,026
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,400	12,400
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
Series 2009 B, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	10,900	10,900
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.13% 5/7/14, LOC Freddie Mac, VRDN (c)	7,700	7,700
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		38,550
Illinois - 7.2%
Chicago Board of Ed. Series 2000 B, 0.12% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	40,485	40,485
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.15% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,600	12,600
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.11% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	38,400	38,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.17% 5/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	18,545	18,545
Series 2004 A2, 0.17% 5/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	35,520	35,520
Series 2004 A3, 0.14% 5/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,085	2,085
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Rev. (Morton Arboretum Proj.) 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	$ 42,000	$ 42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.13% 5/7/14, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.13% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,500	12,500
Series 2008 B2, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Series 2008 C, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,240	10,240
(Illinois College Proj.) 0.11% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,560	6,560
(Museum of Science & Industry Proj.) Series 2009 C, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.15% 5/7/14, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,320	8,320
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.11% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	45,000	45,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	9,900	9,900
(Saint Xavier Univ. Proj.) Series 2008, 0.14% 5/7/14, LOC Bank of America NA, VRDN (c)	6,445	6,445
(Spertus Institute of Jewish Studies Proj.) 0.1% 5/7/14, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.09% 5/7/14, LOC PNC Bank NA, VRDN (c)	7,300	7,300
(Trinity Int'l. Univ. Proj.) Series 2009, 0.13% 5/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,300	9,300
Participating VRDN:
Series EGL 06 115, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN: - continued
Series EGL 06 118, Class A, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 12,570	$ 12,570
Series Putters 3288Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2007 F, 0.11% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	22,800	22,800
Series 2011 B, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Gen. Oblig.:
Series 2003 B, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
Series 2003 B3, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,900	5,900
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,345	16,345
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.13% 5/7/14, LOC Freddie Mac, VRDN (c)	17,050	17,050
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.12% 5/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.11% 5/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	30,000	30,000
Series 2007 A-2A, 0.11% 5/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Series 2007 A1, 0.11% 5/7/14, LOC Citibank NA, VRDN (c)	57,100	57,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,940	1,940
Series 2008, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	35,885	35,885
		713,150
Indiana - 2.3%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,400	22,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 11,505	$ 11,505
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.11% 5/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	28,550	28,550
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.2% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2008 B, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Series 2008 E, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	15,200	15,200
Series 2008 H, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2008 I, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,130	9,130
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.1% 5/7/14, VRDN (c)	12,200	12,200
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.1% 5/7/14, LOC PNC Bank NA, VRDN (c)	19,835	19,835
Series 2008, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.12% 5/7/14, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,925	8,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.14% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 2,400	$ 2,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		231,630
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.12% 5/7/14, LOC Union Bank NA, VRDN (c)	8,670	8,670
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 5/7/14, VRDN (c)	18,500	18,500
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.12% 5/1/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		31,170
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	21,600	21,600
Louisville & Jefferson County Series 2011 A, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,600	15,600
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,565	4,565
		46,765
Louisiana - 1.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.16% 5/7/14, LOC Bank of America NA, VRDN (c)	$ 10,800	$ 10,800
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.33% 5/7/14, VRDN (c)	15,200	15,200
Series 2010 B1, 0.3% 5/7/14, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	21,600	21,600
Series 2010, 0.11% 5/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.11% 5/7/14, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		176,150
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.15% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.12% 5/7/14, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.12% 5/7/14, LOC Union Bank NA, VRDN (c)	8,600	8,600
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	20,100	20,100
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.14% 5/7/14, LOC Bank of America NA, VRDN (c)	3,650	3,650
		41,750
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.15% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	21,000	21,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series RBC O 72, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 8,540	$ 8,540
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		38,740
Michigan - 1.7%
Central Michigan Univ. Rev. Series 2008 A, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,200	6,200
Grand Traverse County Hosp. Series 2011 B, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	18,275	18,275
Michigan Bldg. Auth. Rev. Series 2007 I, 0.13% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
Michigan Fin. Auth. Rev. Series 2012 C, 0.11% 5/7/14, LOC Citibank NA, VRDN (c)	7,000	7,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.1% 5/1/14, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	51,100	51,100
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,610	16,610
Series 2008 B2, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,725	23,725
Participating VRDN Series ROC II R 11676, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	19,295	19,295
		165,255
Minnesota - 0.6%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.1% 5/7/14, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.12% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	16,975	16,975
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,400	$ 3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.12% 5/7/14, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.13% 5/7/14, LOC Freddie Mac, VRDN (c)	7,115	7,115
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.12% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,000	10,000
		57,480
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.15% 5/7/14, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		35,175
Missouri - 0.6%
Missouri Health & Edl. Facilities Series 2013 B, 0.11% 5/1/14, LOC Bank of America NA, VRDN (c)	5,200	5,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.1% 5/7/14, VRDN (c)	15,300	15,300
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
RBC Muni. Products, Inc. Trust Participating VRDN: - continued
Series RBC E 47, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 5,800	$ 5,800
St. Charles County Pub. Wtr. Sup Series 2011, 0.12% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,595	18,595
		63,150
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,510	31,510
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,510
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.11% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.11% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	4,000	4,000
Series 2008 D3, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.11% 5/7/14, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	57,075	57,075
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.1% 5/7/14, LOC Union Bank NA, VRDN (c)	2,700	2,700
Series 2008 B, 0.13% 5/7/14, LOC Union Bank NA, VRDN (c)	41,550	41,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 22,295	$ 22,295
Series 2009 B, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,695	13,695
		209,235
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.26% 5/7/14, VRDN (c)	7,100	7,100
New Mexico - 2.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	208,955	208,955
New York - 9.4%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.21% 5/7/14, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.08% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	4,805	4,805
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14045, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.11% 5/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,000	4,000
Series 2004 H6, 0.11% 5/7/14, LOC Bank of America NA, VRDN (c)	16,095	16,095
Series 2004 H8, 0.11% 5/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E3, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	15,290	15,290
Series 2012 G3, 0.12% 5/7/14 (Liquidity Facility Citibank NA), VRDN (c)	86,000	86,000
Series 2013 A4, 0.11% 5/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.: - continued
Series 2008 E, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 5,600	$ 5,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.27% 5/7/14, LOC RBS Citizens NA, VRDN (c)	47,995	47,995
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.12% 5/7/14, LOC Freddie Mac, VRDN (c)	10,100	10,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.09% 5/7/14, LOC Fannie Mae, VRDN (c)	19,000	19,000
Series 2009 A, 0.12% 5/7/14, LOC Freddie Mac, VRDN (c)	12,800	12,800
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.3% 5/7/14, LOC RBS Citizens NA, VRDN (c)	7,405	7,405
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.1% 5/7/14, LOC Lloyds Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.13% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.13% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,400	6,400
Series EGL 06 69 Class A, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11635, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11930, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Series 2009 BB2, 0.11% 5/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	12,300	12,300
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2001 A, 0.09% 5/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 12,900	$ 12,900
Series 2013 A, 0.11% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,750	8,750
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.15% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	120,375	120,375
(College of New Rochelle Proj.) Series 2008, 0.19% 5/7/14, LOC RBS Citizens NA, VRDN (c)	5,000	5,000
(Fordham Univ. Proj.) Series 2008 A2, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	36,650	36,650
(Univ. of Rochester Proj.) Series 2008 A1, 0.08% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
Series EGL 07 0066, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series EGL 07 96, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,485	20,485
Series ROC II R 11535, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.13% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.13% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	6,095	6,095
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	7,600	7,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.12% 5/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	$ 2,800	$ 2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,000	12,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.08% 5/7/14, LOC Fannie Mae, VRDN (c)	37,300	37,300
Series 2009 A, 0.1% 5/7/14, LOC Freddie Mac, VRDN (c)	25,200	25,200
Series 2009 B, 0.09% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,535	12,535
Series 2010 A, 0.1% 5/7/14, LOC Freddie Mac, VRDN (c)	10,200	10,200
Series 2013 A:
0.08% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,700	6,700
0.11% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.1% 5/7/14, LOC Bank of America NA, VRDN (c)	11,600	11,600
Series 2003 M1, 0.1% 5/7/14, LOC Bank of America NA, VRDN (c)	26,335	26,335
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.1% 5/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,000	15,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,600	13,600
Series 2005 D1, 0.13% 5/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,300	8,300
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3685, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Westchester County Indl. Agcy. Rev. Series 2001, 0.3% 5/7/14, LOC RBS Citizens NA, VRDN (c)	6,290	6,290
		932,575
North Carolina - 1.4%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.1% 5/7/14, LOC Bank of America NA, VRDN (c)	8,900	8,900
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, 0.12% 5/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.12% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 14,700	$ 14,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.13% 5/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,475	5,475
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
(High Point Univ. Rev.) Series 2006, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3331, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,580	5,580
Participating VRDN:
Series RBC O 39, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,900	1,900
Series ROC II R 11806, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.14% 5/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	11,900	11,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 5,255	$ 5,255
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		141,740
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.13% 5/7/14, LOC Bank of America NA, VRDN (c)	2,040	2,040
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	14,280	14,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.28% 5/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,700	2,700
Lancaster Port Auth. Gas Rev. 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	14,105	14,105
Middletown Hosp. Facilities Rev. Series 2008 A, 0.09% 5/7/14, LOC PNC Bank NA, VRDN (c)	4,200	4,200
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.32% 5/7/14, VRDN (c)	6,200	6,200
Series B, 0.17% 5/7/14, VRDN (c)	13,600	13,600
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
		96,750
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.1% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 8,000	$ 8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.12% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	51,000	51,000
		66,000
Pennsylvania - 2.5%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	4,205	4,205
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	7,745	7,745
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	4,600	4,600
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	2,000	2,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.13% 5/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,430	1,430
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	1,450	1,450
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	5,560	5,560
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.13% 5/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,000	9,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.25% 5/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,530	22,530
Series 2008 A2, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.09% 5/7/14, LOC PNC Bank NA, VRDN (c)	13,300	13,300
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	8,600	8,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Haverford Township School District Series 2009, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	$ 900	$ 900
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	6,535	6,535
Lower Merion School District Series 2009 B, 0.11% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,800	6,800
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	10,520	10,520
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,855	2,855
Series ROC II R 11505, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 14070, 0.13% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	4,000	4,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	6,250	6,250
(Marywood Univ. Proj.) Series 2005 A, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	4,155	4,155
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.12% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	31,525	31,525
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.43% 5/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,825	4,825
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.13% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	6,060	6,060
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	23,050	23,050
Ridley School District Series 2009, 0.12% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	7,935	7,935
Series 2009 C, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	1,070	1,070
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	$ 18,625	$ 18,625
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	5,820	5,820
Wilkes Barre Gen. Oblig. Series 2004 B, 0.13% 5/7/14, LOC PNC Bank NA, VRDN (c)	650	650
		243,865
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,250	12,250
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.15% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,965	2,965
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.09% 5/7/14, LOC TD Banknorth, NA, VRDN (c)	6,000	6,000
(Rhode Island School of Design Proj.) Series 2008 A, 0.1% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,300	11,300
(Roger Williams Univ. Proj.) Series 2008 B, 0.1% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	20,125	20,125
		52,640
South Carolina - 0.5%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.11% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.15% 5/1/14, VRDN (c)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		45,025
Tennessee - 1.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.16% 5/7/14, LOC Bank of America NA, VRDN (c)	1,400	1,400
Series 2003, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2004, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	$ 1,725	$ 1,725
Series 2005, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	17,300	17,300
Series 2008, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	33,400	33,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.1% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,870	3,870
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	16,955	16,955
Series 2004, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	21,060	21,060
Series 2006, 0.13% 5/1/14, LOC Bank of America NA, VRDN (c)	10,100	10,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
Series Putters 2631, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		133,510
Texas - 4.7%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.12% 5/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (c)	8,695	8,695
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,665	4,665
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,840	16,840
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 4,925	$ 4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.17% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.12% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 D3, 0.12% 5/7/14, LOC Northern Trust Co., VRDN (c)	1,100	1,100
(Mermann Health Sys. Proj.) Series 2013 C, 0.11% 5/7/14, VRDN (c)	17,700	17,700
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	7,700	7,700
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.33% 5/1/14, VRDN (c)	36,800	36,800
Houston Arpt. Sys. Rev. Series 2010, 0.11% 5/7/14, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series WF 11 44C, 0.14% 5/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,000	4,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series Putters 4719, 0.12% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,905	4,905
Series ROC II R 11885X, 0.14% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series 2004 B3, 0.11% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	31,200	31,200
Series 2004 B4, 0.11% 5/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Judson Independent School District Participating VRDN Series MS 06 1859, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 3,940	$ 3,940
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,270	7,270
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.33% 5/1/14, VRDN (c)	4,100	4,100
Series 2010 B, 0.33% 5/1/14, VRDN (c)	3,500	3,500
Series 2010 C, 0.33% 5/1/14, VRDN (c)	17,800	17,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.1% 5/7/14 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.1% 5/7/14 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	34,695	34,695
Series RBC E 27, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	20,000	20,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series RBC 075, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,395	5,395
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 D, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.09% 5/7/14, LOC PNC Bank NA, VRDN (c)	29,000	29,000
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.14% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.14% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.12% 5/7/14, LOC Bank of America NA, VRDN (c)	2,150	2,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 10,570	$ 10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.14% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Series RBC O 71, 0.12% 5/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,255	12,255
		465,230
Utah - 0.2%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.11% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,310	5,310
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.08% 5/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	335	335
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		17,345
Virginia - 0.7%
Albemarle County Indl. Dev. Auth. 0.1% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.12% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,450	3,450
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.09% 5/7/14, LOC Bank of New York, New York, VRDN (c)	8,925	8,925
Series 2008 D2, 0.1% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,555	4,555
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.18% 5/7/14, LOC Bank of America NA, VRDN (c)	7,705	7,705
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series MS 06 1860, 0.12% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 11,795	$ 11,795
Series Putters 3036, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,825	5,825
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.11% 5/7/14, LOC PNC Bank NA, VRDN (c)	11,000	11,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.13% 5/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		70,070
Washington - 1.4%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,030	17,030
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,315	3,315
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.12% 5/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.14% 5/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.13% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,920	8,920
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.17% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series BA 1212, 0.14% 5/7/14 (Liquidity Facility Bank of America NA) (c)(f)	$ 11,565	$ 11,565
Series Clipper 05 39, 0.12% 5/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.15% 5/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.14% 5/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,825	5,825
Series Putters 3856, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.13% 5/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.12% 5/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.12% 5/7/14, LOC Freddie Mac, VRDN (c)	19,640	19,640
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.11% 5/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.11% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.13% 5/7/14, LOC Fannie Mae, VRDN (c)	3,750	3,750
		143,645
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.13% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,800	11,800
Series 2009 B, 0.12% 5/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,300	23,300
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.11% 5/7/14, LOC Branch Banking & Trust Co., VRDN (c)	22,500	22,500
		57,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.12% 5/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 12,400	$ 12,400
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.12% 5/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.12% 5/7/14, LOC PNC Bank NA, VRDN (c)	15,870	15,870
		52,485
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.21% 5/7/14, VRDN (c)	2,600	2,600
Series 1994, 0.11% 5/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,850
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,887,521)		5,887,521
Other Municipal Debt - 34.1%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,700	1,700
Alaska - 0.4%
Anchorage Gen. Oblig.:
Series 2014 B1, 0.1% 5/1/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series A1, 0.09% 7/29/14, LOC Wells Fargo Bank NA, CP	5,000	5,000
TAN 0.5% 9/16/14	22,400	22,435
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	6,800	6,809
		42,244
Arizona - 0.6%
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/14	1,475	1,487
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Corp. Series 2011 B1, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	5,100	5,115
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	$ 15,500	$ 15,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2011, 4% 7/1/14	5,000	5,032
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.08% 5/15/14, CP	13,100	13,100
		63,574
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	5,200	5,250
California - 7.3%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.08% 5/1/14, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/14	5,000	5,000
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	11,200	11,200
California Gen. Oblig.:
RAN:
Series 2013 A1, 2% 5/28/14	99,700	99,832
Series 2013 A2, 2% 6/23/14	102,400	102,663
Series 2011 A2, 0.08% 6/4/14, LOC Royal Bank of Canada, CP	12,950	12,950
California Infra Eco Dev. Bank Rev. Bonds 0.11%, tender 4/1/15 (c)	27,000	27,000
California School Cash Reserve Prog. Auth. TRAN Series 2014 L, 2% 10/1/14	4,700	4,737
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,415	8,415
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	30,500	30,554
Los Angeles County Gen. Oblig. TRAN 2% 6/30/14	65,600	65,796
Los Angeles Gen. Oblig. TRAN:
2% 5/1/14	66,100	66,100
2% 6/26/14	74,595	74,803
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	18,400	18,432
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,800	5,800
Sacramento Muni. Util. District Elec. Rev.:
Series L 1, 0.07% 5/1/14, LOC Barclays Bank PLC, CP	13,000	13,000
Series L1, 0.08% 5/1/14, LOC Barclays Bank PLC, CP	53,000	53,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	$ 7,600	$ 7,623
San Diego Unified School District TRAN Series 2013 A2, 2% 6/30/14	9,700	9,729
San Francisco City & County Gen. Oblig. Bonds Series 2013 A, 4% 6/15/14	4,400	4,421
San Francisco City & County Unified School District TRAN Series 2013 A, 2% 8/14/14	35,000	35,183
San Francisco County Trans. Auth. Series 2004 A, 0.09% 8/7/14, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	5,900	5,918
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	13,600	13,630
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	16,300	16,329
		724,115
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	50,000	50,149
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	69,300	69,389
		119,538
Connecticut - 0.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.28% tender 5/20/14, CP mode	12,600	12,600
Hartford County Metropolitan District Gen. Oblig. BAN:
1% 12/5/14	24,955	25,088
1% 3/23/15	22,574	22,749
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	7,600	7,713
		68,150
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2011, 5% 7/1/14	3,755	3,786
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	61,700	62,169
District of Columbia Rev. Bonds Series 2000, 0.08% tender 5/5/14, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
JPMorgan Chase Bonds Series Putters 4418, 0.19%, tender 7/24/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,800	13,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1:
0.09% 5/1/14, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	2,600	2,600
0.08% 5/2/14, LOC JPMorgan Chase Bank, CP	16,950	16,950
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.: - continued
0.08% 5/6/14, LOC JPMorgan Chase Bank, CP	$ 4,800	$ 4,800
0.08% 5/8/14, LOC JPMorgan Chase Bank, CP	9,700	9,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A 1, 0.08% 5/19/14, LOC Sumitomo Mitsui Banking Corp., CP	5,000	5,000
		133,219
Florida - 1.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008, 0.09% tender 6/4/14, LOC Bank of America NA, CP mode	7,340	7,340
Florida Board of Ed. Lottery Rev. Bonds:
Series 2010 D, 5% 7/1/14	2,000	2,016
Series 2010 F, 5% 7/1/14	3,400	3,427
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5% 6/1/14	5,525	5,547
Series WF11 60 C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,800	3,800
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	5,600	5,617
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,960	2,960
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	11,335	11,425
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.08% 5/1/14, LOC JPMorgan Chase Bank, CP	3,364	3,364
0.08% 5/2/14, LOC JPMorgan Chase Bank, CP	5,563	5,563
0.09% 6/3/14, LOC JPMorgan Chase Bank, CP	8,174	8,174
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.11% 7/17/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,900	5,900
0.11% 8/14/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,210	9,210
0.12% 6/19/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,400	7,400
0.13% 5/22/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,400	5,400
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.09% 5/2/14, CP	9,200	9,200
Jacksonville Gen. Oblig. Series 2004 A, 0.08% 5/1/14, LOC Barclays Bank PLC, CP	6,540	6,540
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/14	$ 3,000	$ 3,061
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2013 A, 2% 10/1/14	1,000	1,007
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.18%, tender 11/28/14 (c)	7,000	7,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.22%, tender 11/26/14 (c)	4,800	4,800
		118,751
Georgia - 0.8%
Cobb County Gen. Obligations TAN 0.5% 11/28/14	12,200	12,228
Georgia Gen. Oblig. Bonds:
Series 2004 C, 5.5% 7/1/14	9,735	9,821
Series 2009 E, 5% 7/1/14	5,000	5,040
Series 2010 B, 5% 10/1/14	7,000	7,143
Series 2012 A, 5% 7/1/14	3,500	3,528
Series 2013 A, 5% 1/1/15	2,000	2,065
Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds 0.09% tender 6/13/14, LOC Barclays Bank PLC, CP mode	7,500	7,500
0.09% 5/1/14, LOC PNC Bank NA, CP	1,457	1,457
Georgia Road & Thruway Auth. Rev. Bonds Series 2006, 5% 6/1/14	1,000	1,004
Metropolitan Atlanta Rapid Transit:
Series 2012 C2, 0.09% 5/16/14, LOC Bank of New York, New York, CP	9,000	9,000
Series 2012 D1, 0.11% 8/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,800	5,800
		74,076
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/14	3,700	3,730
Series 2013 EI, 5% 8/1/14	8,100	8,199
		11,929
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	42,700	42,827
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.8%
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	$ 3,990	$ 4,006
Illinois Fin. Auth. Ed. Rev.:
Series 2014, 0.09% 5/5/14, LOC PNC Bank NA, CP	5,900	5,900
0.11% 7/8/14, LOC PNC Bank NA, CP	4,800	4,800
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs. Proj.) Series 2012 H, 0.1% tender 7/8/14, CP mode	5,900	5,900
Series 2012 H, 0.08% tender 8/5/14, CP mode	12,500	12,500
Series 2012 I, 0.08% tender 8/6/14, CP mode	5,900	5,900
0.11% tender 6/4/14, CP mode	14,000	14,000
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 4.375%, tender 7/1/14 (c)	2,540	2,558
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	6,025	6,064
Series 2011, 4% 6/15/14	1,000	1,005
Series 2013, 2% 6/15/14	10,970	10,994
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/14	4,850	4,879
		78,506
Indiana - 2.6%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2, 0.08% tender 8/7/14, CP mode	12,200	12,200
0.07% tender 5/1/14, CP mode	29,800	29,800
2% 2/1/15	9,288	9,418
Indianapolis Gas Util. Sys. Rev. 0.08% 5/5/14, LOC JPMorgan Chase Bank, CP	6,100	6,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.3%, tender 11/18/14 (c)	200,000	200,000
		257,518
Kansas - 0.5%
City of Lawrence BAN:
1% 5/1/14	9,500	9,500
1.5% 10/1/14	10,700	10,758
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.35% 9/1/14 (c)	8,500	8,506
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	22,555	22,555
		51,319
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.28% tender 5/22/14, CP mode	$ 3,100	$ 3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.28% tender 5/22/14, CP mode	6,500	6,500
		9,600
Maryland - 0.9%
Baltimore County Gen. Oblig. Series 2011:
0.08% 5/19/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,675	14,675
0.09% 5/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
0.09% 5/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.09% 7/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.1% 6/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 6/2/14 (c)	6,900	6,900
Washington Suburban San. District Bonds Series 2011, 5% 6/1/14	2,000	2,008
		87,233
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.28% tender 5/21/14, CP mode	10,800	10,800
0.28% tender 5/22/14, CP mode	1,500	1,500
Series 1993 A, 0.28% tender 5/21/14, CP mode	18,200	18,200
Series 1993 B, 0.35% tender 5/9/14, CP mode	4,050	4,050
		34,550
Michigan - 0.3%
Michigan Bldg. Auth. Rev. Series 6, 0.08% 6/19/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	7,500	7,500
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 8/6/14, CP mode	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C: - continued
0.1% tender 6/4/14, CP mode	$ 6,995	$ 6,995
0.1% tender 7/8/14, CP mode	6,600	6,600
		26,995
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
Series 2009 H, 5% 11/1/14	8,900	9,118
Series 2010 A, 5% 8/1/14	2,500	2,530
Series 2013 B, 5% 8/1/14	5,000	5,061
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,205	5,205
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/15	2,580	2,667
Univ. of Minnesota Rev. Series A, 0.09% 5/16/14, CP	5,400	5,400
		29,981
Missouri - 0.2%
Curators of the Univ. of Missouri Series A, 0.07% 5/15/14, CP	5,900	5,900
Kansas City Spl. Oblig. Bonds 2% 9/1/14	440	443
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.19%, tender 11/26/14 (c)	4,700	4,700
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	3,300	3,305
		14,348
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series A:
0.07% 5/5/14, CP	5,900	5,900
0.09% 5/7/14, CP	5,300	5,300
0.09% 6/17/14, CP	12,400	12,400
0.1% 6/5/14, CP	5,650	5,650
0.1% 6/9/14, CP	9,500	9,500
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.08% 5/5/14, CP	12,000	12,000
0.1% 8/1/14, CP	7,500	7,500
0.1% 8/6/14, CP	6,600	6,600
0.11% 6/12/14, CP	7,000	7,000
		71,850
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.3%
Clark County School District Bonds:
Series 2004 A, 5% 6/15/14	$ 2,000	$ 2,012
Series 2005 C, 5% 6/15/14	2,700	2,716
Series 2013 B, 3% 6/15/14	5,015	5,032
5% 6/15/14	5,745	5,779
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.12% 5/6/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.11% 5/30/14, LOC Wells Fargo Bank NA, CP	9,000	9,000
		32,539
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.4% tender 5/2/14, CP mode	2,800	2,800
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	5,400	5,435
New Mexico - 0.1%
New Mexico Severance Tax Rev. Bonds:
Series 2009 A, 5% 7/1/14	2,000	2,016
Series 2013 A, 5% 7/1/14	5,985	6,033
		8,049
New York - 0.3%
JPMorgan Chase Bonds Series Putters 4410, 0.17%, tender 6/26/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,200	8,200
New York Dorm. Auth. Revs. Series 1998, 0.09% 6/6/14, CP	5,000	5,000
New York Pwr. Auth. Series 1, 0.08% 5/1/14, CP	11,950	11,950
		25,150
North Carolina - 0.5%
Board of Governors of the Univ. of North Carolina Series D, 0.09% 8/6/14, CP	5,000	5,000
Charlotte Gen. Oblig.:
0.09% 5/1/14 (Liquidity Facility Wells Fargo Bank NA), CP	11,757	11,757
0.09% 5/1/14 (Liquidity Facility Wells Fargo Bank NA), CP	6,900	6,900
North Carolina Cap. Impt. Ltd. Bonds Series 2011 A, 5% 5/1/14	10,500	10,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Bonds Series 2010 A, 5% 5/1/15	$ 5,600	$ 5,871
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	6,865
		46,893
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2009 C, 5% 9/15/14	2,400	2,443
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B6, 0.14% tender 5/5/14, CP mode	10,000	10,000
Series B5, 0.1% tender 6/5/14, CP mode	3,000	3,000
Series B6, 0.1% tender 6/5/14, CP mode	15,000	15,000
		30,443
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.08% 5/1/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.09% 5/1/14, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.09% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
		12,500
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.17%, tender 10/1/14 (c)	5,200	5,200
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,900	5,900
TAN Series 2013 A, 1.5% 7/31/14	45,100	45,248
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	6,985	6,996
		63,344
Pennsylvania - 0.2%
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	15,800	15,815
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	4,300	4,315
		20,130
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.4%
Charleston County School District BAN 1% 5/8/14	$ 5,900	$ 5,901
Dorchester County No. 2 School District BAN 0.2% 5/15/14	15,200	15,200
Richland County Gen. Oblig. Bonds (Richland Library Projs.) Series 2014 A, 2% 3/1/15 (b)	2,640	2,678
South Carolina Gen. Oblig. Bonds Series 2013 A:
2% 7/1/14	3,235	3,245
2% 10/1/14	3,405	3,431
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009 E, 5% 1/1/15	3,500	3,613
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) Series 1990, 0.28% tender 5/1/14, CP mode	7,200	7,200
		41,268
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	9,950	10,231
Texas - 8.1%
Austin Elec. Util. Sys. Rev. Series A:
0.09% 7/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,540	6,540
0.1% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,710	9,710
0.1% 6/24/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	21,974	21,974
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.1% 8/11/14, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Frisco Independent School District Bonds Series WF 11 1C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,800	6,800
Harris County Gen. Oblig.:
Series A1, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,450	5,450
Series D, 0.1% 5/15/14 (Liquidity Facility JPMorgan Chase Bank), CP	5,300	5,300
Harris County Metropolitan Trans. Auth.:
Series 2014 A1:
0.08% 5/1/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.09% 5/5/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series 2014 A3, 0.09% 5/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 9,000	$ 9,000
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	16,500	16,549
Houston Util. Sys. Rev.:
Bonds Series 2011 E, 5% 11/15/14	4,610	4,730
Series B2, 0.08% 5/5/14, LOC Wells Fargo Bank NA, CP	5,900	5,900
Series B2, 0.1% 5/1/14, LOC Wells Fargo Bank NA, CP	7,100	7,100
Series B4:
0.09% 5/7/14, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
0.1% 5/8/14, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,645	5,645
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,028
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/14	11,415	11,436
Series B:
0.08% 5/6/14, LOC State Street Bank & Trust Co., Boston, CP	9,600	9,600
0.1% 5/28/14, LOC State Street Bank & Trust Co., Boston, CP	8,100	8,100
0.08% 5/15/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
0.08% 8/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.09% 6/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Lower Colorado River Auth. Transmission Contract Rev. Bonds 3% 5/15/14	1,685	1,687
Plano Independent School District Bonds Series 2012, 4% 2/15/15 (Permanent School Fund of Texas Guaranteed)	1,585	1,633
San Antonio Wtr. Sys. Rev. Bonds Series 2013 B, 2% 5/15/14	1,875	1,876
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.) Series 2013 B, 0.21%, tender 11/26/14 (c)	3,200	3,200
Series 2014, 3% 12/1/14	2,320	2,359
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15	2,490	2,569
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev.:
Bonds Series 2013 A, 2% 5/15/14	$ 3,575	$ 3,577
Series 1993 B, 0.1% 8/7/14, CP	6,500	6,500
Texas Gen. Oblig. TRAN Series 2013, 2% 8/28/14	485,200	488,064
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.09% 5/1/14, LOC Barclays Bank PLC, CP	3,200	3,200
0.09% 6/13/14, LOC Barclays Bank PLC, CP	17,800	17,800
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	1,940	1,956
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 5/1/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
0.08% 5/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,600	19,600
0.08% 5/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.08% 7/8/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.08% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.09% 5/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.1% 6/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
Upper Trinity Reg'l. Wtr. District:
Series 2014 A, 0.08% 5/5/14, LOC Bank of America NA, CP	6,750	6,750
Series A, 0.1% 5/5/14, LOC Bank of America NA, CP	2,500	2,500
		805,138
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 6/13/14 (Liquidity Facility JPMorgan Chase Bank), CP	3,525	3,525
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/14	5,265	5,307
		8,832
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series B, 0.1% 8/7/14, LOC JPMorgan Chase Bank, CP	5,250	5,250
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.2%, tender 11/26/14 (c)	7,800	7,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.24%, tender 11/26/14 (c)	$ 17,160	$ 17,160
Series 2012 A, 0.2%, tender 11/26/14 (c)	13,100	13,100
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.1% 8/20/14, CP	5,200	5,200
Virginia Commonwealth Trans. Board Rev. Bonds:
(Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,001
Series WF 11 93C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,655	8,655
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	3,330	3,370
Series 2006 A, 5% 8/1/14	5,135	5,197
Series 2014 B, 3% 8/1/14 (b)	1,270	1,278
		62,761
Washington - 0.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,008
Series 2008 A, 5% 7/1/14	475	479
Series 2009, 4% 7/1/14	1,975	1,987
King County Swr. Rev. Bonds 5% 1/1/15	1,000	1,032
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	2,500	2,530
Series 2010 B, 5% 2/1/15	5,030	5,212
Series 2011 A, 5% 2/1/15	1,810	1,876
Series 2013, 2% 7/1/14	3,025	3,034
Univ. of Washington Univ. Revs. Bonds Series 2013, 2% 7/1/14	2,890	2,899
Washington Gen. Oblig. Bonds:
Series 2006 A, 5% 7/1/14	4,000	4,033
Series 2010 B, 5% 1/1/15	1,000	1,032
Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	18,415	18,415
		53,487
Wisconsin - 0.8%
Milwaukee School District RAN 2% 6/30/14	31,100	31,194
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/14	$ 2,500	$ 2,500
Series 2005 I, 5% 5/1/14	2,000	2,000
Series 2005 A, 0.1% 8/20/14 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Series 2013 A, 0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	5,800	5,800
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.18%, tender 11/26/14 (c)	4,405	4,405
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.09% tender 6/17/14, CP mode	3,260	3,260
Wisconsin Trans. Rev.:
Series 1997 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,300	1,300
Series 2013 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,515	7,516
		80,226
TOTAL OTHER MUNICIPAL DEBT (Cost $3,385,535)		3,385,535
Investment Company - 6.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.10% (d)(e) (Cost $604,544)	604,544,083	604,544
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,877,600)		9,877,600
NET OTHER ASSETS (LIABILITIES) - 0.4%		42,341
NET ASSETS - 100%		$ 9,919,941
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,170,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 1,700
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,555
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	10/31/13	$ 3,800
Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 8,415
Frisco Independent School District Bonds Series WF 11 1C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,800
Georgia Gen. Oblig. Bonds Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
JPMorgan Chase Bonds Series Putters 4410, 0.17%, tender 6/26/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4418, 0.19%, tender 7/24/14 (Liquidity Facility JPMorgan Chase Bank)	11/26/13	$ 13,800
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA)	5/12/11	$ 5,645
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.2%, tender 5/15/14 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 5,800
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,900
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$ 5,800
Security	Acquisition Date	Cost (000s)
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$ 5,205
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	8/11/11	$ 8,655
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 5/9/13	$ 18,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 145
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,273,056)	$ 9,273,056
Fidelity Central Funds (cost $604,544)	604,544
Total Investments (cost $9,877,600)		$ 9,877,600
Cash		1,251
Receivable for fund shares sold		156,607
Interest receivable		23,564
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		8
Receivable from investment adviser for expense reductions		164
Other receivables		55
Total assets		10,059,290

Liabilities
Payable for investments purchased Regular delivery	$ 31,866
Delayed delivery	3,956
Payable for fund shares redeemed	98,846
Distributions payable	7
Accrued management fee	953
Distribution and service plan fees payable	2
Other affiliated payables	3,616
Other payables and accrued expenses	103
Total liabilities		139,349

Net Assets		$ 9,919,941
Net Assets consist of:
Paid in capital		$ 9,919,312
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		630
Net Assets		$ 9,919,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Daily Money Class: Net Asset Value, offering price and redemption price per share ($391,331 ÷ 390,926 shares)	$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($425,769 ÷ 425,335 shares)	$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($9,102,841 ÷ 9,097,467 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Interest		$ 4,822
Income from Fidelity Central Funds		145
Total income		4,967

Expenses
Management fee	$ 12,700
Transfer agent fees	10,164
Distribution and service plan fees	1,625
Accounting fees and expenses	412
Custodian fees and expenses	63
Independent trustees' compensation	20
Registration fees	293
Audit	26
Legal	18
Miscellaneous	88
Total expenses before reductions	25,409
Expense reductions	(20,944)	4,465
Net investment income (loss)		502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		441
Net increase in net assets resulting from operations		$ 943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 502	$ 956
Net realized gain (loss)	441	791
Net increase in net assets resulting from operations	943	1,747
Distributions to shareholders from net investment income	(503)	(955)
Share transactions - net increase (decrease)	114,310	1,063,396
Total increase (decrease) in net assets	114,750	1,064,188

Net Assets
Beginning of period	9,805,191	8,741,003
End of period (including distributions in excess of net investment income of $1 and undistributed net investment income of $0, respectively)	$ 9,919,941	$ 9,805,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.01%	.06%
Ratios to Average Net Assets D, E
Expenses before reductions	.72% A	.72%	.72%	.72%	.72%	.76%
Expenses net of fee waivers, if any	.09% A	.13%	.17%	.21%	.28%	.60%
Expenses net of all reductions	.09% A	.13%	.17%	.21%	.28%	.59%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 391	$ 442	$ 481	$ 525	$ 508	$ 597

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets D, E
Expenses before reductions	.98% A	.97%	.97%	.97%	.97%	1.01%
Expenses net of fee waivers, if any	.09% A	.13%	.17%	.22%	.28%	.63%
Expenses net of all reductions	.09% A	.13%	.17%	.22%	.28%	.63%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 426	$ 442	$ 402	$ 399	$ 371	$ 452

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.002
Distributions from net investment income	- F	- F	- F	- F	- F	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.01%	.18%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.47%	.47%	.47%	.47%	.51%
Expenses net of fee waivers, if any	.09% A	.13%	.17%	.21%	.28%	.47%
Expenses net of all reductions	.09% A	.13%	.17%	.21%	.28%	.46%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 9,103	$ 8,921	$ 7,858	$ 7,032	$ 6,006	$ 5,918

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/14	% of fund's investments 10/31/13
1 - 7	44.8	39.0
8 - 30	11.8	18.2
31 - 60	10.6	10.2
61 - 90	8.0	3.4
91 - 180	20.1	23.4
> 180	4.7	5.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/14	10/31/13
Government Fund	47 Days	56 Days
Government Retail Money Market Funds Average*	49 Days	52 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/14	10/31/13
Government Fund	91 Days	97 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Treasury Debt 12.5%	Treasury Debt 3.1%
Government AgencyDebt 38.3%	Government AgencyDebt 54.7%
RepurchaseAgreements 49.3%	RepurchaseAgreements 41.6%
Net Other Assets (Liabilities)† (0.1)%	Net Other Assets (Liabilities) 0.6%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/14	1/31/14	10/31/13	7/31/13

Daily Money Class	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2014, the most recent period shown in the table, would have been -3.30% for Daily Money Class and -3.61% for Capital Reserves Class.

Semiannual Report

Government Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 12.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bills
8/14/14 to 3/5/15	0.11 to 0.12%	$ 100	$ 100
U.S. Treasury Notes
5/31/14 to 9/30/14	0.08 to 0.15	580	582
TOTAL TREASURY DEBT (Cost $682)			682
Government Agency Debt - 38.3%

Federal Agencies - 38.3%
Fannie Mae
7/2/14 to 1/20/15	0.16 to 0.25 (b)	137	137
Federal Farm Credit Bank
7/28/14	0.20	25	25
Federal Home Loan Bank
5/27/14 to 12/11/15	0.10 to 0.25 (b)	1,000	1,000
Freddie Mac
6/10/14 to 7/17/15	0.10 to 0.17 (b)	915	916
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,078)			2,078
Government Agency Repurchase Agreement - 49.3%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 4/30/14 due 5/1/14 (Collateralized by U.S. Government Obligations) #	$ 250	250
0.07% dated 4/30/14 due 5/1/14 (Collateralized by U.S. Government Obligations) #	780	780
With:
BNP Paribas Securities Corp. at:
0.07%, dated 4/28/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $114,630, 4.5% - 7%, 9/1/16 - 10/20/40)	112	112
0.08%, dated 3/24/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $53,410, 4% - 4.5%, 4/1/26 - 10/20/40)	52	52
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citibank NA at 0.07%, dated 4/29/14 due 5/6/14 (Collateralized by U.S. Government Obligations valued at $182,439, 2.76% - 4%, 12/1/22 - 8/1/43)	$ 178	$ 178
ING Financial Markets LLC at:
0.08%, dated:
3/28/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $80,856, 5%, 3/1/40)	79	79
4/4/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $66,343, 5%, 3/1/40)	64	64
4/21/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $37,318, 5%, 3/1/40)	36	36
0.09%, dated 4/14/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $51,831, 5%, 3/1/40)	49	49
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated:
3/14/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $133,635, 5.1%, 12/15/50)	131	131
3/17/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $52,025, 5.1%, 12/15/50)	51	51
RBC Capital Markets Corp. at 0.08%, dated:
3/5/14 due 5/5/14 (Collateralized by U.S. Government Obligations valued at $150,626, 1.1% - 7%, 4/28/17 - 11/1/43)	138	138
3/14/14 due:
5/1/14 (Collateralized by U.S. Government Obligations valued at $188,148, 2% - 4%, 8/27/24 - 11/1/42)	183	183
5/7/14 (Collateralized by U.S. Government Obligations valued at $141,182, 3.14% - 4.5%, 7/1/26 - 12/1/43)	138	138
3/17/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $147,982, 3% - 4%, 9/1/28 - 3/1/43)	145	145
3/21/14 due 5/7/14 (Collateralized by U.S. Government Obligations valued at $62,558, 1.1% - 8.24%, 4/28/17 - 8/1/42)	52	52
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.12%, dated:
2/12/14 due 5/13/14 (Collateralized by U.S. Government Obligations valued at $85,173, 2.5% - 5%, 7/25/19 - 3/20/44)	$ 83	$ 83
2/19/14 due 5/20/14 (Collateralized by U.S. Government Obligations valued at $30,740, 0.34% - 5%, 7/1/23 - 11/1/43)	30	30
0.13%, dated 2/6/14 due 5/8/14 (Collateralized by U.S. Government Obligations valued at $128,876, 3% - 4%, 4/1/34 - 4/20/44)	126	126
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,677)		2,677
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,437)		5,437
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4)
NET ASSETS - 100%		$ 5,433
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$250,000 due 5/01/14 at 0.05%
BNP Paribas Securities Corp.	$ 112
Citibank NA	94
Merrill Lynch, Pierce, Fenner & Smith, Inc.	44
$ 250
$780,000 due 5/01/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 173
Bank of America NA	354
Citibank NA	79
Mizuho Securities USA, Inc.	174
$ 780
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,677) - See accompanying schedule: Unaffiliated issuers (cost $5,437)		$ 5,437
Interest receivable		6
Prepaid expenses		7
Receivable from investment adviser for expense reductions		10
Total assets		5,460

Liabilities
Payable for fund shares redeemed	$ 7
Audit fees payable	17
Custodian fees payable	2
Other payables and accrued expenses	1
Total liabilities		27

Net Assets		$ 5,433
Net Assets consist of:
Paid in capital		$ 5,433
Accumulated undistributed net realized gain (loss) on investments		-
Net Assets		$ 5,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Daily Money Class: Net Asset Value, offering price and redemption price per share ($4,160 ÷ 4,161 shares)	$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,273 ÷ 1,272 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Interest		$ 2

Expenses
Management fee	$ 5
Transfer agent fees	7
Distribution and service plan fees	7
Custodian fees and expenses	3
Registration fees	32
Audit	20
Total expenses before reductions	74
Expense reductions	(72)	2
Net investment income (loss)		-
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		-
Net increase in net assets resulting from operations		$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	For the period July 2, 2013 (commencement of operations) to October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ -	$ -
Net realized gain (loss)	-	-
Net increase in net assets resulting from operations	-	-
Distributions to shareholders from net investment income	-	-
Share transactions - net increase (decrease)	2,818	2,615
Total increase (decrease) in net assets	2,818	2,615

Net Assets
Beginning of period	2,615	-
End of period	$ 5,433	$ 2,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-
Distributions from net investment income F	-	-
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	-%	-%
Ratios to Average Net Assets E
Expenses before reductions	3.25% A	5.92% A
Expenses net of fee waivers, if any	.09% A	.10% A
Expenses net of all reductions	.09% A	.10% A
Net investment income (loss)	.01% A	.01% A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-
Distributions from net investment income F	-	-
Net asset value, end of period	$ 1.00	$ 1.00
Total Returns B, C	-%	-%
Ratios to Average Net Assets E
Expenses before reductions	3.92% A	6.17% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.01% A	.01% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime), Tax-Exempt Fund (Tax-Exempt) and Government Fund (Government) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class and Advisor C Class. Prime and Government each offer two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Treasury Advisor B Class shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Treasury Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Advisor B Class shares will automatically convert to Treasury Daily Money Class shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime and Tax-Exempt, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Prime incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain, which is included in Miscellaneous expense on the Statement of Operations. Tax-Exempt incurred a corporate tax liability on undistributed long-term capital gain, which is included in Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury	$ 5,358,448	$ -	$ -	$ -
Prime	18,508,915	-	-	-
Tax-Exempt	9,877,600	-	-	-
Government	5,437	-	-	-

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other

Semiannual Report

3. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 5,089	$ -
Capital Reserves Class	.25%	.25%	3,267	-
Advisor B Class	.75%	.25%	93	-
Advisor C Class	.75%	.25%	531	-
			$ 8,980	$ -
Prime
Daily Money Class	-%	.25%	$ 11,364	$ -
Capital Reserves Class	.25%	.25%	25,202	-
			$ 36,566	$ -
Tax-Exempt
Daily Money Class	-%	.25%	$ 547	$ -
Capital Reserves Class	.25%	.25%	1,078	-
			$ 1,625	$ -
Government
Daily Money Class	-%	.25%	$ 3	$ -
Capital Reserves Class	.25%	.25%	4	-
			$ 7	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury - Advisor B and are 1.00% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ -**
Advisor B Class*	16
Advisor C Class*	32
Prime
Daily Money Class	10
Tax-Exempt
Daily Money Class	-***
Government
Daily Money Class	-

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one dollar.

*** Amount represents three hundred and sixty-one dollars.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Treasury, Prime and Government. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..20% of average net assets. The transfer agent fee for each class of Tax-Exempt is paid to Citibank. For the period, transfer agent fees for each class were as follows:

Treasury - Daily Money Class	$ 4,079
Treasury - Capital Reserves Class	1,308
Treasury - Advisor B Class	19
Treasury - Advisor C Class	108
$ 5,514
Prime - Daily Money Class	$ 9,116
Prime - Capital Reserves Class	10,083
$ 19,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent - continued

Tax-Exempt - Daily Money Class	$ 438
Tax-Exempt - Capital Reserves Class	431
Tax-Exempt - Fidelity Tax-Free Money Market Fund	9,295
$ 10,164
Government - Daily Money Class	$ 4
Government - Capital Reserves Class	3
$ 7

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt is paid to Citibank.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Government to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The investment adviser voluntarily agreed to reimburse each class of Prime and Tax-Exempt to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Prime
Daily Money Class	.70%	$ 1,955
Capital Reserves Class	.95%	2,232
Tax-Exempt
Daily Money Class	.70%	$ 50
Capital Reserves Class	.95%	52
Fidelity Tax-Free Money Market Fund	.45%	957
Government
Daily Money Class	.70%	$ 36
Capital Reserves Class	.95%	21

Semiannual Report

5. Expense Reductions - continued

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Daily Money Class	$ 13,300
Capital Reserves Class	5,904
Advisor B Class	131
Advisor C Class	747
Prime
Daily Money Class	$ 22,939
Capital Reserves Class	37,942
Tax-Exempt
Daily Money Class	$ 1,331
Capital Reserves Class	1,845
Fidelity Tax-Free Money Market Fund	16,707
Government
Daily Money Class	$ 9
Capital Reserves Class	6

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Prime	$ 1
Tax-Exempt	2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013 A
Treasury
From net investment income
Daily Money Class	$ 201	$ 398
Capital Reserves Class	65	129
Advisor B Class	1	2
Advisor C Class	5	11
Total	$ 272	$ 540

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013 A
Prime
From net investment income
Daily Money Class	$ 450	$ 878
Capital Reserves Class	499	1,001
Total	$ 949	$ 1,879
Tax-Exempt
From net investment income
Daily Money Class	$ 22	$ 48
Capital Reserves Class	21	43
Fidelity Tax-Free Money Market Fund	460	864
Total	$ 503	$ 955
Government
From net investment income
Daily Money Class*	$ -	$ -
Capital Reserves Class**	-	-
Total***	$ -	$ -

A Distributions for Government are for the period July 2, 2013 (commencement of operations) to October 31, 2013.

* Amount represents one hundred and forty-two dollars and forty-four dollars, respectively.

** Amount represents seventy-two dollars and forty-two dollars, respectively.

*** Amount represents two hundred and fourteen dollars and eighty-six dollars, respectively.

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013 A
Treasury
Daily Money Class Shares sold	7,229,851	14,909,061
Reinvestment of distributions	154	319
Shares redeemed	(7,430,030)	(14,562,417)
Net increase (decrease)	(200,025)	346,963
Capital Reserves Class Shares sold	1,917,167	3,769,269
Reinvestment of distributions	41	95
Shares redeemed	(1,767,191)	(3,928,848)
Net increase (decrease)	150,017	(159,484)

Semiannual Report

7. Share Transactions - continued

	Six months ended April 30, 2014	Year ended October 31, 2013 A
Treasury - continued
Advisor B Class Shares sold	2,054	10,912
Reinvestment of distributions	1	2
Shares redeemed	(6,226)	(17,447)
Net increase (decrease)	(4,171)	(6,533)
Advisor C Class Shares sold	51,311	129,664
Reinvestment of distributions	5	10
Shares redeemed	(61,484)	(116,932)
Net increase (decrease)	(10,168)	12,742
Prime
Daily Money Class Shares sold	14,925,479	31,564,769
Reinvestment of distributions	377	754
Shares redeemed	(15,386,201)	(30,460,887)
Net increase (decrease)	(460,345)	1,104,636
Capital Reserves Class Shares sold	18,970,567	39,826,155
Reinvestment of distributions	393	825
Shares redeemed	(19,339,037)	(39,034,374)
Net increase (decrease)	(368,077)	792,606
Tax-Exempt
Daily Money Class Shares sold	548,798	1,395,758
Reinvestment of distributions	20	44
Shares redeemed	(599,725)	(1,434,574)
Net increase (decrease)	(50,907)	(38,772)
Capital Reserves Class Shares sold	962,518	1,856,746
Reinvestment of distributions	15	32
Shares redeemed	(978,817)	(1,817,123)
Net increase (decrease)	(16,284)	39,655
Fidelity Tax-Free Money Market Fund Shares sold	14,393,648	28,349,275
Reinvestment of distributions	428	814
Shares redeemed	(14,212,575)	(27,287,576)
Net increase (decrease)	181,501	1,062,513

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

	Six months ended April 30, 2014	Year ended October 31, 2013 A
Government
Daily Money Class Shares sold	3,840	1,467
Reinvestment of distributions*	-	-
Shares redeemed	(1,012)	(134)
Net increase (decrease)	2,828	1,333
Capital Reserves Class Shares sold	1,095	1,303
Reinvestment of distributions**	-	-
Shares redeemed	(1,105)	(21)
Net increase (decrease)	(10)	1,282

A Share transactions for Government are for the period July 2, 2013 (commencement of operations) to October 31, 2013.

* Amount represents eighty-eight dollars and forty-four dollars, respectively.

** Amount represents sixty-seven dollars and forty-two dollars, respectively.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 46% of the total outstanding shares of the Government Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Government Fund,
Prime Fund, and Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMFI-SANN-0614
1.703547.116

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 23 , 2014